UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Wendy J. Hills

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust Series 2015-2, Class AA, 3.750%, 12–15–27 (A)	$4,000	4,190
American Airlines Class A Pass Through Certificates, Series 2016-2, 3.650%, 6–15–28	2,000	2,070
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	3,000	3,102
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1–15–28	6,000	6,343
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7–15–21 (A)	3,500	3,539
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7–7–28	4,000	4,070

TOTAL ASSET-BACKED SECURITIES – 1.9%		$23,314
(Cost: $22,500)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Advertising – 0.3%
Omnicom Group, Inc., 3.600%, 4–15–26	4,000	4,215

Auto Parts & Equipment – 0.2%
BorgWarner, Inc., 3.375%, 3–15–25	3,000	3,069

Automobile Manufacturers – 1.0%
BMW U.S. Capital LLC, 2.800%, 4–11–26 (A)	9,000	9,237
General Motors Co., 6.600%, 4–1–36	2,651	3,041

		12,278

Cable & Satellite – 2.7%
Comcast Cable Communications, Inc., 8.500%, 5–1–27	5,250	7,503
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.000%, 3–1–21	6,750	7,559
3.800%, 3–15–22	2,881	3,069
3.950%, 1–15–25	3,365	3,561
Time Warner Cable, Inc., 5.850%, 5–1–17	5,035	5,212
Time Warner, Inc. (GTD by Historic TW, Inc.), 2.950%, 7–15–26	7,000	7,057

		33,961

Department Stores – 0.5%
May Department Stores Co. (The), 7.450%, 10–15–16	6,600	6,713

Education Services – 0.3%
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,300

Footwear – 0.4%
NIKE, Inc., 3.875%, 11–1–45	4,000	4,438

Home Improvement Retail – 0.3%
Home Depot, Inc. (The), 4.400%, 4–1–21	3,135	3,535

Homebuilding – 0.4%
Toll Brothers Finance Corp., 4.375%, 4–15–23	5,445	5,363

Hotels, Resorts & Cruise Lines – 0.5%
Marriott International, Inc., Series R, 3.125%, 6–15–26	6,000	6,069

Household Appliances – 0.3%
Whirlpool Corp., 4.500%, 6–1–46	3,000	3,121

Housewares & Specialties – 0.4%
Newell Rubbermaid, Inc., 4.200%, 4–1–26	5,000	5,423

Internet Retail – 0.2%
Amazon.com, Inc., 4.800%, 12–5–34	2,470	2,907

Movies & Entertainment – 0.4%
Walt Disney Co. (The), 4.125%, 6–1–44	4,000	4,546

Publishing – 0.2%
Thomson Reuters Corp., 3.350%, 5–15–26	3,000	3,068

Restaurants – 0.2%
McDonalds Corp., 5.350%, 3–1–18	2,360	2,524

Total Consumer Discretionary – 8.3%		104,530
Consumer Staples
Brewers – 1.4%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
3.650%, 2–1–26	2,665	2,852
4.700%, 2–1–36	6,000	6,750
4.900%, 2–1–46	3,500	4,100
Molson Coors Brewing Co.:
3.000%, 7–15–26	2,000	1,999
4.200%, 7–15–46	2,500	2,513

		18,214

Drug Retail – 0.7%
CVS Health Corp.:
2.800%, 7–20–20	2,450	2,550
2.875%, 6–1–26	3,000	3,066
Walgreens Boots Alliance, Inc., 3.100%, 6–1–23	2,500	2,542

		8,158

Food Distributors – 0.3%
Sysco Corp., 3.300%, 7–15–26	4,000	4,152

Food Retail – 0.1%
Kroger Co. (The), 6.400%, 8–15–17	1,080	1,142

Household Products – 0.6%
Kimberly-Clark Corp., 2.750%, 2–15–26	4,000	4,202
Procter & Gamble Co. (The), 2.700%, 2–2–26	3,000	3,176

		7,378

Packaged Foods & Meats – 1.8%
General Mills, Inc., 1.400%, 10–20–17	1,300	1,307
Kraft Heinz Foods Co.:
3.000%, 6–1–26 (A)	4,000	4,043
4.375%, 6–1–46 (A)	5,000	5,292
Mead Johnson Nutrition Co., 4.125%, 11–15–25	4,000	4,365
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 2.650%, 8–15–19	7,765	7,977

		22,984

Soft Drinks – 1.0%
Coca-Cola Co. (The), 2.875%, 10–27–25	8,000	8,478
PepsiCo, Inc., 2.850%, 2–24–26	4,000	4,185

		12,663

Total Consumer Staples – 5.9%		74,691
Energy
Oil & Gas Equipment & Services – 1.3%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1–31–19	5,000	5,599
Halliburton Co., 6.750%, 2–1–27	4,950	6,005
Schlumberger Holding Corp., 3.625%, 12–21–22 (A)	5,000	5,290

		16,894

Oil & Gas Exploration & Production – 2.1%
BP Capital Markets plc (GTD by BP plc):
1.674%, 2–13–18	4,250	4,282
3.119%, 5–4–26	2,000	2,035
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11–15–34	4,650	4,692
Devon Energy Corp.:
3.250%, 5–15–22	2,000	1,940
5.850%, 12–15–25	2,000	2,207
EQT Corp., 8.125%, 6–1–19	8,081	8,903

Occidental Petroleum Corp., 3.400%, 4–15–26	2,500	2,638

		26,697

Oil & Gas Storage & Transportation – 1.7%
Copano Energy LLC and Copano Energy Finance Corp., 7.125%, 4–1–21	1,789	1,858
El Paso Corp., 7.000%, 6–15–17	1,000	1,042
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11–1–24	4,469	4,199
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	7,000	7,377
Tennessee Gas Pipeline Co., 7.000%, 3–15–27	6,000	6,412

		20,888

Total Energy – 5.1%		64,479
Financials
Asset Management & Custody Banks – 2.1%
Ares Capital Corp., 3.875%, 1–15–20	11,635	12,035
Legg Mason, Inc., 4.750%, 3–15–26	8,000	8,440
State Street Corp., 2.650%, 5–19–26	6,000	6,126

		26,601

Consumer Finance – 4.6%
American Express Credit Corp., 1.875%, 11–5–18	4,000	4,043
Capital One Financial Corp., 4.200%, 10–29–25	5,500	5,657
Capital One N.A., 2.400%, 9–5–19	4,000	4,065
Discover Financial Services, 3.950%, 11–6–24	8,200	8,408
Ford Motor Credit Co. LLC, 3.200%, 1–15–21	8,000	8,241
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.100%, 1–15–19	2,000	2,043
3.500%, 7–10–19	3,400	3,518
4.200%, 3–1–21	4,500	4,708
3.200%, 7–6–21	4,500	4,513
3.700%, 5–9–23	2,500	2,516
4.000%, 1–15–25	2,000	2,025
Total System Services, Inc., 3.800%, 4–1–21	2,500	2,648
Western Union Co. (The), 3.650%, 8–22–18	5,000	5,196

		57,581

Diversified Banks – 6.4%
Australia & New Zealand Banking Group Ltd., 4.400%, 5–19–26 (A)	7,000	7,177
Bank of America Corp.:
2.625%, 4–19–21	4,000	4,061
4.200%, 8–26–24	4,500	4,654
3.875%, 8–1–25	1,500	1,597
6.300%, 12–29–49	2,000	2,117
Bank of New York Mellon Corp. (The), 2.500%, 4–15–21	5,000	5,182
Bank of Nova Scotia (The), 1.250%, 4–11–17	5,920	5,929
BB&T Corp., 2.050%, 5–10–21	9,500	9,639
Fifth Third Bank N.A., 2.250%, 6–14–21	2,500	2,541
Huntington Bancshares, Inc., 3.150%, 3–14–21	5,000	5,180
Mizuho Financial Group, Inc., 3.477%, 4–12–26 (A)	3,000	3,201
Royal Bank of Canada:
1.625%, 4–15–19	1,000	1,009
2.350%, 10–30–20	4,000	4,110
2.500%, 1–19–21	4,000	4,139
4.650%, 1–27–26	3,000	3,211
U.S. Bancorp, 3.100%, 4–27–26	3,000	3,122
U.S. Bank N.A., 1.350%, 1–26–18	8,000	8,030
Wells Fargo & Co.:
4.900%, 11–17–45	2,000	2,190
4.400%, 6–14–46	4,000	4,063

		81,152

Health Care REITs – 0.5%
Health Care REIT, Inc., 4.000%, 6–1–25	5,700	5,994

Industrial REITs – 0.5%
Aircastle Ltd.:
5.500%, 2–15–22	4,909	5,105
5.000%, 4–1–23	1,660	1,687

		6,792

Investment Banking & Brokerage – 3.4%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12–10–20 (A)	4,500	4,494
Goldman Sachs Group, Inc. (The):
2.875%, 2–25–21	2,000	2,050
2.625%, 4–25–21	5,500	5,579
4.250%, 10–21–25	7,500	7,761
3.750%, 2–25–26	1,000	1,049

Merrill Lynch & Co., Inc., 6.400%, 8–28–17	5,969	6,298
Morgan Stanley:
2.500%, 4–21–21	2,000	2,021
4.875%, 11–1–22	2,000	2,191
3.875%, 1–27–26	10,500	11,179

		42,622

Life & Health Insurance – 2.0%
Aflac, Inc., 3.625%, 11–15–24	9,250	9,911
New York Life Global Funding, 2.000%, 4–13–21 (A)	7,500	7,601
Principal Life Global Funding II:
2.625%, 11–19–20 (A)	3,500	3,604
3.000%, 4–18–26 (A)	4,000	4,082

		25,198

Multi-Line Insurance – 0.4%
American International Group, Inc.:
3.300%, 3–1–21	5,000	5,212
3.900%, 4–1–26	500	516

		5,728

Other Diversified Financial Services – 4.8%
Citigroup, Inc.:
2.700%, 3–30–21	4,000	4,077
3.700%, 1–12–26	2,000	2,106
4.450%, 9–29–27	8,000	8,225
Fidelity National Financial, Inc., 6.600%, 5–15–17	11,430	11,908
JPMorgan Chase & Co.:
2.700%, 5–18–23	8,000	8,083
3.300%, 4–1–26	5,000	5,177
4.950%, 6–1–45	1,000	1,099
TIAA Asset Management Finance Co. LLC, 4.125%, 11–1–24 (A)	9,600	10,089
USAA Capital Corp., 2.450%, 8–1–20 (A)	10,030	10,366

		61,130

Property & Casualty Insurance – 0.7%
Berkshire Hathaway, Inc.:
2.750%, 3–15–23	3,000	3,101
3.125%, 3–15–26	5,500	5,770

		8,871

Regional Banks – 1.0%
PNC Bank N.A.:
2.450%, 11–5–20	736	756
2.150%, 4–29–21	6,000	6,121
3.300%, 10–30–24	2,000	2,143
SunTrust Banks, Inc., 3.300%, 5–15–26	3,000	3,026

		12,046

Specialized Finance – 1.0%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	2,000	2,056
5.450%, 6–15–23 (A)	6,000	6,222
6.020%, 6–15–26 (A)	1,500	1,556
8.100%, 7–15–36 (A)	2,500	2,696

		12,530

Specialized REITs – 0.1%
Crown Castle International Corp., 5.250%, 1–15–23	844	947

Total Financials – 27.5%		347,192
Health Care
Biotechnology – 0.6%
Amgen, Inc.:
1.250%, 5–22–17	2,000	2,003
6.150%, 6–1–18	2,911	3,178
5.700%, 2–1–19	2,000	2,216

		7,397

Health Care Services – 0.5%
Quest Diagnostics, Inc., 3.450%, 6–1–26	5,500	5,686

Health Care Supplies – 1.2%
Express Scripts Holding Co., 3.000%, 7–15–23	4,000	4,006
Medtronic, Inc., 4.375%, 3–15–35	10,288	11,601

		15,607

Pharmaceuticals – 1.0%
AbbVie, Inc., 4.500%, 5–14–35	5,600	5,842
AstraZeneca plc, 3.375%, 11–16–25	5,000	5,237

Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	2,000	2,070

		13,149

Total Health Care – 3.3%		41,839
Industrials
Aerospace & Defense – 1.4%
BAE Systems Finance, Inc.,
7.500%, 7–1–27 (A)	2,600	3,548
BAE Systems Holdings, Inc.:
3.800%, 10–7–24 (A)	5,000	5,262
3.850%, 12–15–25 (A)	3,000	3,181
4.750%, 10–7–44 (A)	2,000	2,184
BAE Systems plc,
3.500%, 10–11–16 (A)	509	512
Boeing Co. (The),
1.650%, 10–30–20	2,500	2,531

		17,218

Air Freight & Logistics – 0.8%
FedEx Corp.:
3.250%, 4–1–26	4,000	4,168
4.750%, 11–15–45	6,000	6,691

		10,859

Airlines – 1.2%
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5–10–28 (A)	4,000	4,015
Southwest Airlines Co.,
5.125%, 3–1–17	4,720	4,848
Sydney Airport Finance,
3.625%, 4–28–26 (A)	6,000	6,195

		15,058

Building Products – 0.8%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12–15–21	10,352	10,430

Environmental & Facilities Services – 1.2%
Republic Services, Inc.:
3.800%, 5–15–18	4,000	4,185
2.900%, 7–1–26	3,000	3,044
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
2.400%, 5–15–23	4,000	4,060
7.100%, 8–1–26	2,960	3,974

		15,263

Industrial Conglomerates – 1.0%
Fortive Corp. (GTD by Danaher Corp.),
3.150%, 6–15–26 (A)	6,000	6,174
General Electric Capital Corp.:
6.000%, 8–7–19	1,432	1,641
2.342%, 11–15–20 (A)	4,171	4,311

		12,126

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	2,275	2,482

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	8,247	8,646

Total Industrials – 7.3%		92,082
Information Technology
Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.,
5.250%, 12–1–17 (A)	8,428	8,533
Visa, Inc.:
2.800%, 12–14–22	4,000	4,221
3.150%, 12–14–25	5,500	5,883

		18,637

Electronic Equipment & Instruments – 0.3%
FLIR Systems, Inc.,
3.125%, 6–15–21	4,000	4,111

Electronic Manufacturing Services – 0.2%
Jabil Circuit, Inc.,
5.625%, 12–15–20	2,480	2,610

Internet Software & Services – 0.2%
Alibaba Group Holding Ltd.,
3.600%, 11–28–24	2,420	2,471

Semiconductors – 0.6%
Intel Corp.,
3.100%, 7–29–22	4,000	4,283
Micron Technology, Inc.,
7.500%, 9–15–23 (A)	3,133	3,350

		7,633

Systems Software – 0.9%
CA, Inc.,
5.375%, 12–1–19	6,195	6,808
Microsoft Corp.,
2.650%, 11–3–22	5,000	5,226

		12,034

Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.,
2.500%, 2–9–25	4,500	4,573

Total Information Technology – 4.1%		52,069
Materials
Diversified Metals & Mining – 0.3%
Glencore Funding LLC,
3.125%, 4–29–19 (A)	4,000	3,900

Paper Packaging – 0.5%
Amcor Finance USA, Inc.,
3.625%, 4–28–26 (A)	6,000	6,169

Specialty Chemicals – 0.6%
Methanex Corp.,
5.250%, 3–1–22	7,500	7,676

Total Materials – 1.4%		17,745
Telecommunication Services
Integrated Telecommunication Services – 2.3%
AT&T, Inc.:
2.300%, 3–11–19	1,000	1,022
3.600%, 2–17–23	7,000	7,327
4.125%, 2–17–26	5,000	5,371
Verizon Communications, Inc.,
5.150%, 9–15–23	13,000	15,146

		28,866

Wireless Telecommunication Service – 1.7%
American Tower Corp.:
5.900%, 11–1–21	9,000	10,473
4.400%, 2–15–26	2,000	2,173
3.375%, 10–15–26	3,000	3,017
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	2,079
3.663%, 5–15–25 (A)	4,000	4,136

		21,878

Total Telecommunication Services – 4.0%		50,744
Utilities
Electric Utilities – 1.5%
Commonwealth Edison Co.,
3.650%, 6–15–46	2,500	2,561
Edison International,
2.950%, 3–15–23	5,000	5,127
Kansas City Power & Light Co.,
6.375%, 3–1–18	6,500	6,997
Sierra Pacific Power Co.,
2.600%, 5–1–26 (A)	4,000	4,073

		18,758

Multi-Utilities – 1.9%
Duke Energy Carolinas LLC:
4.300%, 6–15–20	3,250	3,616
3.750%, 6–1–45	12,000	12,680
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,000	1,039
NorthWestern Corp.,
6.340%, 4–1–19	5,600	6,311

		23,646

Water Utilities – 0.2%
California Water Service Co.,
5.875%, 5–1–19	3,000	3,346

Total Utilities – 3.6%		45,750

TOTAL CORPORATE DEBT SECURITIES – 70.5%		$891,121
(Cost: $853,465)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1,
2.759%, 3–25–35 (B)	3,219	1,012
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.760%, 2–25–34 (B)	853	57
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.708%, 3–25–34 (B)	1,154	56

		1,125

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$1,125
(Cost: $5,225)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	4,362

New York – 0.4%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,932	5,299

Ohio – 0.5%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	5,500	6,012

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds),
4.750%, 7–15–22	3,075	3,426

TOTAL MUNICIPAL BONDS - TAXABLE – 1.5%		$19,099
(Cost: $16,745)

OTHER GOVERNMENT SECURITIES (C)
Canada – 1.0%
Province de Quebec,
7.140%, 2–27–26	9,365	12,888

TOTAL OTHER GOVERNMENT SECURITIES – 1.0%		$12,888
(Cost: $9,576)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.7%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	8,424

Mortgage-Backed Obligations – 15.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6–25–22	2,000	2,102
5.000%, 5–15–23	1,208	1,304
4.000%, 10–15–35	2,028	2,084
3.000%, 10–15–36	10,846	11,253
4.000%, 11–15–36	1,782	1,888
4.500%, 8–15–39	1,893	1,966
5.045%, 7–25–44 (A)(B)	10,300	10,760
4.490%, 12–25–44 (A)(B)	17,760	19,322
4.400%, 1–25–45 (A)(B)	12,000	13,003
4.005%, 5–25–45 (A)(B)	4,000	4,247
3.782%, 10–25–45 (A)(B)	8,000	8,349
3.623%, 11–25–45 (A)(B)	8,837	9,146
4.595%, 11–25–46 (A)(B)	8,250	9,076
5.341%, 2–25–47 (A)(B)	1,300	1,455
4.436%, 7–25–48 (A)(B)	8,650	8,860
4.572%, 12–25–48 (A)(B)	5,837	6,308
4.790%, 11–25–49 (A)(B)	1,620	1,762
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates,
3.500%, 1–1–29	2,248	2,382
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	5,100	5,385
2.640%, 6–1–22	2,938	3,092
3.360%, 12–1–22	1,944	2,113
2.630%, 2–1–23	3,186	3,344
2.356%, 3–1–23	3,750	3,919
3.320%, 8–1–24	2,790	3,050
2.390%, 6–1–25	3,117	3,238
4.000%, 3–25–33	752	829
3.500%, 8–25–33	537	564
5.500%, 11–25–36 (D)	2,624	459
2.000%, 4–25–39	9,558	9,581
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
3.850%, 3–1–18	4,714	4,896
4.950%, 4–1–19	1,829	1,996

5.500%, 10–1–21	1,724	1,833
2.759%, 4–1–22	5,308	5,611
2.703%, 4–1–23	1,707	1,802
3.000%, 9–1–28	8,528	8,953
4.000%, 12–1–31	6,375	6,902
5.500%, 2–1–35	1,501	1,730
3.500%, 12–25–41	806	870
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	4,725	4,765
2.000%, 3–16–42	8,677	8,698

		198,897

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 16.4%		$207,321
(Cost: $203,902)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.4%
U.S. Treasury Bonds:
3.000%, 11–15–44	22,889	26,340
2.500%, 5–15–46	1,500	1,565
U.S. Treasury Notes:
2.750%, 2–28–18	14,000	14,502
1.750%, 4–30–22	1,000	1,033
1.750%, 5–15–22	6,000	6,201
1.625%, 11–15–22	15,000	15,357
2.000%, 8–15–25	19	20
1.625%, 5–15–26	3,000	3,038

		68,056

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.4%		$68,056
(Cost: $66,050)

SHORT-TERM SECURITIES
Commercial Paper (E) – 3.2%
Campbell Soup Co.,
0.750%, 7–21–16	5,000	4,998
J.M. Smucker Co. (The),
0.620%, 7–6–16	4,000	4,000
Kellogg Co.,
0.740%, 7–14–16	6,000	5,998
Kroger Co. (The),
0.600%, 7–5–16	5,000	4,999
NBCUniversal Enterprise, Inc.,
0.750%, 7–20–16	5,000	4,998
Novartis Finance Corp. (GTD by Novartis AG),
0.360%, 7–1–16	5,000	5,000
Sonoco Products Co.,
0.650%, 7–1–16	5,000	5,000
W.W. Grainger, Inc.,
0.370%, 7–19–16	5,000	4,999

		39,992

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (F)	2,665	2,665

TOTAL SHORT-TERM SECURITIES – 3.4%		$42,657
(Cost: $42,659)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,265,581
(Cost: $1,220,122)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(2,021)

NET ASSETS – 100.0%		$1,263,560

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $268,590 or 21.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Rate shown is the yield to maturity at June 30, 2016.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$19,775	$3,539
Corporate Debt Securities	—	891,121	—
Mortgage-Backed Securities	—	1,125	—
Municipal Bonds	—	19,099	—
Other Government Securities	—	12,888	—
United States Government Agency Obligations	—	207,321	—
United States Government Obligations	—	68,056	—
Short-Term Securities	—	42,657	—
Total	$—	$1,262,042	$3,539

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REITS = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,220,122

Gross unrealized appreciation	52,758
Gross unrealized depreciation	(7,299)

Net unrealized appreciation	$45,459

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	JUNE 30, 2016 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.800%, 7–14–16 (A)	$16,600	$16,600
0.800%, 7–22–16 (A)	16,000	16,000
0.800%, 7–22–16 (A)	15,000	15,000
Bank of America N.A.,
0.670%, 7–6–16	17,300	17,300
Bank of Montreal:
0.800%, 7–7–16 (A)	16,300	16,300
0.790%, 7–17–16 (A)	9,000	9,000
Bank of Nova Scotia (The):
0.880%, 7–2–16 (A)	12,000	12,000
0.910%, 11–7–16	10,000	10,000
BMO Harris Bank N.A.,
0.790%, 7–7–16 (A)	24,000	24,000
Toyota Motor Credit Corp.,
0.750%, 7–18–16 (A)	33,000	33,000

Total Certificate Of Deposit – 11.9%		169,200
Commercial Paper (B)
Air Products and Chemicals, Inc.,
0.460%, 7–13–16	7,150	7,149
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.510%, 8–4–16	20,000	19,990
0.530%, 8–22–16	21,600	21,583
Archer Daniels Midland Co.,
0.420%, 7–18–16	4,000	3,999
BMW U.S. Capital LLC (GTD by BMW AG),
0.500%, 8–9–16	9,900	9,895
BorgWarner, Inc.,
0.650%, 7–1–16	7,015	7,015
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.490%, 7–27–16	14,000	13,995
Coca-Cola Co. (The),
1.000%, 1–5–17	8,600	8,555
Corporacion Andina de Fomento:
0.810%, 10–5–16	20,000	19,956
0.810%, 10–14–16	11,000	10,974
CVS Health Corp.,
0.630%, 7–1–16	7,010	7,010
DTE Energy Co. (GTD by Detroit Edison Co.),
0.700%, 7–7–16	7,010	7,009
Essilor International S.A.:
0.450%, 7–11–16	12,800	12,798
0.570%, 7–18–16	16,000	15,995
0.560%, 7–19–16	7,280	7,278
0.630%, 8–8–16	9,000	8,994
0.620%, 9–14–16	8,500	8,489
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.410%, 7–13–16	15,000	14,998
0.410%, 7–14–16	7,000	6,999
0.430%, 7–18–16	36,000	35,992
J.M. Smucker Co. (The),
0.620%, 7–6–16	7,025	7,024
Kroger Co. (The),
0.650%, 7–6–16	7,025	7,024
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.580%, 7–26–16	1,500	1,499
0.720%, 8–4–16	6,000	5,996
0.660%, 8–8–16	13,900	13,890
0.740%, 8–17–16	16,900	16,883
0.680%, 10–4–16	9,125	9,108
0.910%, 10–17–16	2,000	1,995
0.760%, 10–26–16	1,500	1,496
Northern Illinois Gas Co.,
0.420%, 7–1–16	6,121	6,121
Pfizer, Inc.,
0.500%, 8–15–16	10,500	10,493
Rabobank Nederland,
0.800%, 10–12–16	15,000	14,965
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.640%, 7–29–16	8,541	8,537
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.640%, 7–29–16	63,879	63,846
Rockwell Automation, Inc.:
0.440%, 7–5–16	21,000	20,999
0.610%, 7–6–16	15,000	14,999
0.420%, 7–11–16	26,000	25,997
0.430%, 7–21–16	4,000	3,999

St. Jude Medical, Inc.,
0.650%, 7–1–16	7,010	7,010
Total Capital Canada Ltd. (GTD by Total S.A.),
0.560%, 7–21–16	18,270	18,264
Toyota Motor Credit Corp.,
0.690%, 7–15–16 (A)	17,400	17,400
Wisconsin Electric Power Co.:
0.480%, 7–5–16	5,265	5,265
0.450%, 7–6–16	18,500	18,499
0.600%, 7–7–16	17,500	17,499
Wisconsin Gas LLC:
0.470%, 7–7–16	2,000	2,000
0.460%, 7–12–16	3,000	3,000

Total Commercial Paper – 40.4%		572,481
Master Note
Toyota Motor Credit Corp.,
0.590%, 7–6–16 (A)	22,081	22,081

Total Master Note – 1.6%		22,081
Notes
Banco del Estado de Chile,
0.800%, 7–26–16 (A)	19,500	19,500
Bank of Nova Scotia (The):
1.000%, 7–11–16 (A)	40,000	40,000
1.150%, 7–15–16 (A)	8,500	8,501
BMO Harris Bank N.A.,
0.900%, 7–18–16 (A)	22,000	22,000
General Electric Co. (GTD by General Electric Co.),
0.800%, 8–13–16 (A)	1,000	999
JPMorgan Chase Bank N.A.:
0.840%, 7–22–16 (A)	9,100	9,100
0.880%, 9–7–16 (A)	21,700	21,700
Royal Bank of Canada:
0.880%, 7–14–16 (A)	9,000	9,003
0.850%, 7–20–16	5,600	5,605
0.900%, 8–9–16 (A)	10,000	10,001
0.670%, 9–6–16 (A)	11,500	11,498
Wells Fargo Bank N.A.:
0.700%, 7–20–16 (A)	10,000	10,000
0.720%, 7–20–16 (A)	15,900	15,900
0.780%, 8–9–16 (A)	10,000	10,000
0.770%, 9–14–16 (A)	10,200	10,200

Total Notes – 14.4%		204,007

TOTAL CORPORATE OBLIGATIONS – 68.3%		$967,769
(Cost: $967,769)

MUNICIPAL OBLIGATIONS
California – 3.3%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by TD Bank N.A.),
0.420%, 7–1–16 (A)	2,000	2,000
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA),
0.450%, 7–7–16 (A)	12,500	12,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA),
0.450%, 7–7–16 (A)	7,585	7,585
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.),
0.360%, 7–1–16 (A)	2,000	2,000
San Francisco City and Cnty, Pub Util Comnty Water Rev, Series A1T (Taxable), (GTD by Royal Bank of Canada),
0.550%, 7–19–16	23,000	23,000

		47,085

Colorado – 0.8%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.450%, 7–7–16 (A)	7,070	7,070

Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.450%, 7–7–16 (A)	4,000	4,000
0.620%, 7–7–16 (A)	800	800

		11,870

Florida – 0.1%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.410%, 7–1–16 (A)	2,000	2,000

Georgia – 3.4%
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
0.450%, 7–12–16	10,000	10,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.450%, 7–7–16	38,140	38,140

		48,140

Illinois – 1.0%
Chicago, IL, Multi-Fam Hsng Rev Bonds (North Larrabee Ltd. Partnership Proj), Ser 2001A (GTD by Harris Trust and Savings Bank),
0.500%, 7–7–16 (A)	3,830	3,830
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.420%, 7–7–16 (A)	4,690	4,690
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.420%, 7–7–16 (A)	5,245	5,245

		13,765

Kansas – 0.5%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.),
0.390%, 7–1–16 (A)	8,000	7,999

Louisiana – 2.5%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.400%, 7–7–16 (A)	16,150	16,150
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.400%, 7–1–16 (A)	12,948	12,948
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)),
0.460%, 7–7–16 (A)	1,900	1,900
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.390%, 7–1–16 (A)	4,900	4,900

		35,898

Maryland – 0.2%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.390%, 7–7–16 (A)	2,400	2,400

Michigan – 0.2%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Prods and Chemicals, Inc. Proj), Ser 2007 (GTD by Air Prods and Chemicals, Inc.),
0.400%, 7–1–16 (A)	2,500	2,500

Mississippi – 0.2%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.390%, 7–1–16 (A)	3,000	3,000

Missouri – 0.4%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.450%, 7–7–16 (A)	5,310	5,310

New Jersey – 0.6%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.450%, 7–7–16 (A)	8,073	8,073

New York – 2.3%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC),
0.450%, 7–7–16 (A)	14,000	14,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.),
0.430%, 7–7–16 (A)	8,000	8,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.410%, 7–7–16 (A)	10,191	10,191

		32,191

Ohio – 0.0%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.),
0.420%, 7–7–16 (A)	600	600

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.400%, 7–7–16 (A)	3,595	3,595

Pennsylvania – 0.5%
EPC - Allentown, LLC, Incr Taxable Var Rate Demand Bonds, Ser 2005 (GTD by U.S. Bank N.A.),
0.450%, 7–7–16 (A)	7,160	7,160

Tennessee – 0.1%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.410%, 7–7–16 (A)	1,900	1,900

Texas – 2.4%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.400%, 7–1–16 (A)	22,600	22,600
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.400%, 7–1–16 (A)	11,525	11,525

		34,125

Virginia – 0.1%
Stafford County, Staunton Indl Dev Auth (VA) Rev Bonds, Ser 8-A2 (GTD by Bank of America N.A.),
0.500%, 7–1–16	785	785

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.390%, 7–1–16 (A)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 19.1%		$270,765
(Cost: $270,765)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 13.4%
Federal Home Loan Bank:
0.400%, 9–30–16	15,000	14,984
0.720%, 2–17–17	16,300	16,300
Overseas Private Investment Corp. (GTD by U.S. Government):
0.350%, 7–6–16 (A)	9,200	9,200
0.360%, 7–6–16 (A)	27,280	27,280
0.410%, 7–6–16 (A)	20,275	20,275
0.420%, 7–6–16 (A)	10,000	10,000
0.350%, 7–7–16 (A)	3,100	3,100
0.360%, 7–7–16 (A)	15,900	15,900
0.390%, 7–7–16 (A)	16,600	16,600
0.410%, 7–7–16 (A)	11,050	11,050
0.420%, 7–7–16 (A)	44,650	44,650

		189,339

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 13.4%		$189,339
(Cost: $189,339)

TOTAL INVESTMENT SECURITIES – 100.8%		$1,427,873
(Cost: $1,427,873)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(11,854)

NET ASSETS – 100.0%		$1,416,019

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(B)	Rate shown is the yield to maturity at June 30, 2016.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$967,769	$—
Municipal Obligations	—	270,765	—
United States Government and Government Agency Obligations	—	189,339	—
Total	$—	$1,427,873	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,427,873

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 1.0%
Alupar Investimento S.A.	648	$2,798
Transmissora Alianca de Energia Eletrica S.A.	541	3,259

		6,057

Total Brazil – 1.0%		$6,057
Chile
Utilities – 0.4%
Aguas Andinas S.A.	3,909	2,244

Total Chile – 0.4%		$2,244
Panama
Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	235	6,219

Total Panama – 1.0%		$6,219
United Kingdom
Energy – 1.4%
Royal Dutch Shell plc, Class A	261	7,182
Seadrill Partners LLC	209	1,124

		8,306

Total United Kingdom – 1.4%		$8,306
United States
Health Care – 0.8%
Bristol-Myers Squibb Co.	65	4,784

Information Technology – 0.8%
Intel Corp.	151	4,947

Utilities – 0.9%
PPL Corp.	155	5,856

Total United States – 2.5%		$15,587

TOTAL COMMON STOCKS – 6.3%		$38,413
(Cost: $41,122)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 1.8%
Pan American Energy LLC:
7.875%, 5–7–21	$1,650	1,687
7.875%, 5–7–21 (A)	4,000	4,090
YPF Sociedad Anonima:
8.875%, 12–19–18 (A)	3,900	4,202
8.500%, 3–23–21 (A)	750	805

		10,784

Industrials – 0.6%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12–1–20 (A)	3,150	3,433
10.750%, 12–1–20	208	227

		3,660

Utilities – 0.1%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (A)	500	504
7.875%, 5–14–17	254	256

		760

Total Argentina – 2.5%		$15,204
Brazil
Consumer Staples – 1.4%
BFF International Ltd.
7.250%, 1–28–20 (A)	7,900	8,611

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	735	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (A)(B)	7,500	150

Industrials – 1.3%
Embraer Overseas Ltd.
6.375%, 1–24–17	7,000	7,131
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6–30–21 (A)	1,650	462

		7,593

Materials – 1.3%
Suzano Trading Ltd.
5.875%, 1–23–21 (A)		7,450	7,757

Telecommunication Services – 0.1%
OI S.A.
9.750%, 9–15–16 (B)(C)	BRL	16,500	783

Total Brazil – 4.1%			$24,894
British Virgin Islands
Energy – 0.4%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (A)		$2,763	2,224
5.250%, 7–30–18		389	313

			2,537

Financials – 0.5%
Horsepower Finance Ltd.
2.100%, 3–3–17		3,200	3,211

Total British Virgin Islands – 0.9%			$5,748
Canada
Financials – 0.7%
Bank of Montreal
1.800%, 7–31–18		3,400	3,442
Royal Bank of Canada
2.500%, 1–19–21		750	776

			4,218

Total Canada – 0.7%			$4,218
Cayman Islands
Financials – 0.3%
Banco Bradesco S.A.
4.500%, 1–12–17 (A)		1,900	1,921

Industrials – 0.1%
Odebrecht Offshore Drilling Finance
6.750%, 10–1–22 (A)		3,578	662

Telecommunication Services – 0.6%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)		3,600	3,616

Total Cayman Islands – 1.0%			$6,199
Chile
Industrials – 1.4%
Guanay Finance Ltd.
6.000%, 12–15–20 (A)		4,114	4,083
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)		4,300	4,165

			8,248

Materials – 2.0%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18 (A)		10,450	10,822
4.375%, 5–15–23 (A)		1,600	1,641

			12,463

Total Chile – 3.4%			$20,711
China
Information Technology – 0.5%
Alibaba Group Holding Ltd.
1.625%, 11–28–17		2,750	2,756

Total China – 0.5%			$2,756
Columbia
Energy – 1.0%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (C)	COP	18,938,000	6,091

Financials – 0.6%
Banco de Bogota S.A.
5.000%, 1–15–17 (A)		$3,680	3,721

Utilities – 1.1%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (C)	COP	20,786,000	6,759

Total Columbia – 2.7%			$16,571
France
Financials – 0.7%
Societe Generale S.A.
5.922%, 4–29–49 (A)		$4,000	4,033

Total France – 0.7%			$4,033

Hong Kong
Telecommunication Services – 0.3%
Hutchison Whampoa Ltd.
1.625%, 10–31–17 (A)		2,000	2,009

Total Hong Kong – 0.3%			$2,009
India
Financials – 0.4%
ICICI Bank Ltd.
4.750%, 11–25–16 (A)		2,500	2,529

Industrials – 0.6%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)		3,500	3,481

Utilities – 0.0%
Tata Electric Co.
8.500%, 8–19–17		200	210

Total India – 1.0%			$6,220
Indonesia
Utilities – 1.2%
Majapahit Holding B.V.
7.750%, 10–17–16		7,400	7,511

Total Indonesia – 1.2%			$7,511
Ireland
Energy – 0.4%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(C)	RUB	146,000	2,244

Financials – 0.7%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)		$2,400	2,464
VEB Finance Ltd.
5.375%, 2–13–17 (A)		2,125	2,162

			4,626

Industrials – 0.2%
Russian Railways via RZD Capital Ltd.
8.300%, 4–2–19 (C)	RUB	68,000	1,026

Telecommunication Services – 0.4%
Mobile TeleSystems OJSC
5.000%, 5–30–23		$2,300	2,361

Total Ireland – 1.7%			$10,257
Jamaica
Telecommunication Services – 0.3%
Digicel Group Ltd.
6.000%, 4–15–21 (A)		2,000	1,725

Total Jamaica – 0.3%			$1,725
Luxembourg
Consumer Discretionary – 0.9%
Altice S.A.
7.625%, 2–15–25 (A)		5,600	5,467

Financials – 2.5%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (A)		6,200	6,390
VTB Capital S.A.
6.000%, 4–12–17 (A)		8,770	9,008

			15,398

Industrials – 0.2%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (A)		1,500	1,324

Information Technology – 1.9%
BC Luxco 1 S.A.:
7.375%, 1–29–20 (A)		9,600	9,312
7.375%, 1–29–20		2,000	1,940

			11,252

Total Luxembourg – 5.5%			$33,441
Mexico
Consumer Discretionary – 0.8%
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (A)		4,700	4,876

Consumer Staples – 0.4%
Sigma Alimentos S.A. de C.V.
5.625%, 4–14–18 (A)		2,350	2,509

Financials – 0.7%
Banco Santander S.A.
4.125%, 11–9–22 (A)		2,000	2,055
PLA Administradora Industrial
5.250%, 11–10–22 (A)		2,000	2,027

			4,082

Materials – 2.9%
C5 Capital (SPV) Ltd.
4.908%, 12–29–49 (A)(D)		5,000	3,975
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (A)		9,600	10,176
7.250%, 1–15–21 (A)		3,750	3,957

			18,108

Total Mexico – 4.8%			$29,575
Netherlands
Consumer Discretionary – 1.1%
Myriad International Holdings B.V.
6.375%, 7–28–17 (A)		2,750	2,856
VTR Finance B.V.
6.875%, 1–15–24 (A)		3,802	3,790

			6,646

Consumer Staples – 0.5%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)		1,000	1,003
8.000%, 6–8–23 (A)		1,800	1,837

			2,840

Energy – 0.9%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20		3,500	3,281
8.375%, 5–23–21		2,200	2,271

			5,552

Materials – 0.7%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (A)		5,600	4,130

Telecommunication Services – 0.3%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(C)	RUB	120,000	1,836

Utilities – 1.9%
Listrindo Capital B.V.
6.950%, 2–21–19 (A)		$9,200	9,511
Majapahit Holding B.V.
7.750%, 1–20–20 (A)		2,000	2,286

			11,797

Total Netherlands – 5.4%			$32,801
Panama
Financials – 2.3%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (A)		13,800	14,076

Total Panama – 2.3%			$14,076
Peru
Financials – 0.7%
BBVA Banco Continental S.A.
3.250%, 4–8–18		500	511
InRetail Shopping Malls
5.250%, 10–10–21 (A)		3,600	3,712

			4,223

Total Peru – 0.7%			$4,223
Russia
Materials – 1.4%
Steel Capital S.A.
6.250%, 7–26–16 (A)		5,400	5,406
Uralkali Finance Ltd.
3.723%, 4–30–18 (A)		3,000	3,000

			8,406

Total Russia – 1.4%			$8,406
Singapore
Consumer Staples – 2.2%
Olam International Ltd.:
5.750%, 9–20–17		3,300	3,402
7.500%, 8–12–20		9,150	10,201

			13,603

Telecommunication Services – 0.8%
TBG Global Pte. Ltd.
4.625%, 4–3–18 (A)		4,400	4,466

Total Singapore – 3.0%			$18,069

Spain
Financials – 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49	4,400	4,382

Total Spain – 0.7%		$4,382
United Arab Emirates
Financials – 0.7%
ICICI Bank Ltd.:
4.800%, 5–22–19 (A)	1,500	1,597
3.500%, 3–18–20 (A)	2,875	2,946

		4,543

Total United Arab Emirates – 0.7%		$4,543
United Kingdom
Consumer Staples – 0.2%
BAT International Finance plc
1.850%, 6–15–18 (A)	1,000	1,011

Financials – 5.0%
Barclays plc
8.250%, 12–29–49	4,100	4,008
HSBC Holdings plc
5.625%, 12–29–49	3,100	2,987
Royal Bank of Scotland Group plc (The)
7.640%, 3–29–49	5,800	5,510
State Bank of India:
4.125%, 8–1–17 (A)	2,400	2,461
3.250%, 4–18–18 (A)	11,825	12,062
3.622%, 4–17–19 (A)	3,600	3,741

		30,769

Materials – 0.6%
Vedanta Resources plc
6.000%, 1–31–19 (A)	4,300	3,671

Total United Kingdom – 5.8%		$35,451
United States
Consumer Discretionary – 0.8%
BakerCorp International, Inc.
8.250%, 6–1–19	2,100	1,774
Globo Comunicacoe e Participacoes S.A.
5.307%, 5–11–22 (A)	3,250	3,283

		5,057

Consumer Staples – 1.0%
Anheuser-Busch InBev S.A./N.V.
2.650%, 2–1–21	2,000	2,073
SABMiller Holdings, Inc.
2.200%, 8–1–18 (A)	2,800	2,846
Simmons Foods, Inc.
7.875%, 10–1–21 (A)	1,475	1,342

		6,261

Energy – 0.6%
Brand Energy & Infrastructure Services
8.500%, 12–1–21 (A)	3,620	3,475

Financials – 2.9%
Aircastle Ltd.
4.625%, 12–15–18	5,865	6,041
Citigroup, Inc.
8.400%, 4–29–49	3,675	4,015
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	1,500	1,537
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
3.000%, 9–25–17	3,600	3,652
Wells Fargo & Co.
7.980%, 3–29–49	2,200	2,302

		17,547

Health Care – 0.4%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	300	313
4.500%, 1–15–23 (A)	2,250	2,301

		2,614

Industrials – 0.8%
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	4,606	4,630

Information Technology – 1.2%
Alliance Data Systems Corp.
5.250%, 12–1–17 (A)	4,350	4,404
Micron Technology, Inc.
5.875%, 2–15–22	2,850	2,679

		7,083

Materials – 0.5%
Hillman Group, Inc. (The)
6.375%, 7–15–22 (A)	3,777	3,362

Telecommunication Services – 2.6%
American Tower Corp.
3.400%, 2–15–19	5,100	5,311
T-Mobile USA, Inc.
6.000%, 3–1–23	8,120	8,404
Verizon Communications, Inc.
2.625%, 2–21–20	2,307	2,386

		16,101

Total United States – 10.8%		$66,130

TOTAL CORPORATE DEBT SECURITIES – 62.1%		$379,153
(Cost: $414,253)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 1.0%
Province of Buenos Aires
9.950%, 6–9–21	5,454	6,094

Russia – 0.5%
Russian Federation
3.500%, 1–16–19 (A)	3,000	3,098

Supranational – 0.9%
Central American Bank for Economic Integration
3.875%, 2–9–17 (A)	5,300	5,353

TOTAL OTHER GOVERNMENT SECURITIES – 2.4%		$14,545
(Cost: $13,428)

LOANS (D)
United States
Energy – 0.1%
Empresas ICA S.A.
9.300%, 6–20–17 (B)	1,883	377

Industrials – 1.2%
TransDigm, Inc.
3.750%, 2–28–20	7,184	7,111

Information Technology – 0.3%
Magic Newco LLC
5.000%, 12–12–18	2,172	2,169

Materials – 0.3%
BakerCorp International, Inc.
4.250%, 2–7–20	1,989	1,810

Total United States – 1.9%		$11,467

TOTAL LOANS – 1.9%		$11,467
(Cost: $13,190)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 5–15–18 (F)	47	1
5.500%, 3–15–23 (F)	8	1
4.000%, 7–15–23 (F)	259	1
4.000%, 2–15–24 (F)	100	4
4.000%, 4–15–24 (F)	493	41
5.500%, 10–15–25 (F)	194	23
5.500%, 1–15–33 (F)	72	12
5.500%, 5–15–33 (F)	323	61
6.500%, 7–15–37 (F)	328	61
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10–1–35	617	673

Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (F)	16	2
5.500%, 12–25–33 (F)	119	2
5.500%, 8–25–35 (F)	284	51
5.500%, 11–25–36 (F)	354	62
Government National Mortgage Association Agency REMIC/CMO
7.000%, 5–20–33 (F)	587	145

		1,140

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,140
(Cost: $3,911)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 21.9%
U.S. Treasury Bonds
2.250%, 11–15–25	6,200	6,618
U.S. Treasury Notes:
3.000%, 9–30–16	16,000	16,105
2.375%, 7–31–17	7,100	7,240
0.625%, 9–30–17	20,000	20,021
0.875%, 5–31–18	12,000	12,066
0.875%, 5–15–19	12,000	12,059
3.500%, 5–15–20	7,810	8,586
2.625%, 11–15–20	17,000	18,216
2.125%, 8–15–21	12,700	13,387
1.750%, 5–15–22	19,250	19,896

		134,194

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 21.9%		$134,194
(Cost: $130,142)

SHORT-TERM SECURITIES
Commercial Paper (G) – 3.8%
CVS Health Corp.
0.630%, 7–1–16	3,000	3,000
J.M. Smucker Co. (The)
0.620%, 7–6–16	4,000	3,999
Kroger Co. (The)
0.570%, 7–1–16	3,505	3,505
NBCUniversal Enterprise, Inc.
0.750%, 7–19–16	5,000	4,998
Novartis Finance Corp. (GTD by Novartis AG)
0.360%, 7–1–16	2,500	2,500
Virginia Electric and Power Co.
0.660%, 8–2–16	5,000	4,997

		22,999

Master Note – 0.2%
Toyota Motor Credit Corp.
0.590%, 7–6–16 (H)	1,456	1,456

TOTAL SHORT-TERM SECURITIES – 4.0%		$24,455
(Cost: $24,456)

TOTAL INVESTMENT SECURITIES – 98.8%		$603,367
(Cost: $640,502)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		7,314

NET ASSETS – 100.0%		$610,681

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $261,304 or 42.8% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at June 30, 2016.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,524	U.S. Dollar	6,664	7-25-16	Barclays Capital, Inc.	$640	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$1,124	$7,182	$—
Financials	6,219	—	—
Health Care	4,784	—	—
Information Technology	4,947	—	—
Utilities	14,157	—	—
Total Common Stocks	$31,231	$7,182	$—
Corporate Debt Securities	—	379,153	—
Other Government Securities	—	14,545	—
Loans	—	11,090	377
United States Government Agency Obligations	—	1,140	—
United States Government Obligations	—	134,194	—
Short-Term Securities	—	24,455	—
Total	$31,231	$571,759	$377
Forward Foreign Currency Contracts	$—	$640	$—

During the period ended June 30, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$640,502

Gross unrealized appreciation	20,359
Gross unrealized depreciation	(57,494)

Net unrealized depreciation	$(37,135)

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 6.9%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,641
3.460%, 2–22–33	3,500	3,892
Federal Home Loan Bank:
1.250%, 7–27–18	2,430	2,431
2.500%, 4–27–26	5,000	5,026
Ukraine Government AID Bond,
1.844%, 5–16–19	2,500	2,545

		19,535

Mortgage-Backed Obligations – 41.5%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	1,021	1,041
2.790%, 6–25–22	7,250	7,620
5.000%, 5–15–23	1,757	1,897
4.000%, 10–15–35	809	832
3.000%, 10–15–36	5,423	5,627
4.000%, 11–15–36	844	894
4.500%, 9–15–37	216	217
4.500%, 8–15–39	881	915
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12–25–20 (A)	4,000	4,455
3.000%, 1–1–33	5,329	5,638
4.000%, 10–1–44	3,968	4,253
3.000%, 4–15–46	4,859	5,088
3.000%, 4–15–53	4,705	4,746
Federal National Mortgage Association Agency REMIC/CMO:
2.640%, 6–1–22	1,474	1,551
3.020%, 1–1–23	1,215	1,306
2.630%, 2–1–23	2,278	2,391
2.356%, 3–1–23	2,831	2,958
2.390%, 6–1–25	2,285	2,374
3.360%, 7–1–25	2,657	2,911
4.000%, 3–25–33	2,255	2,489
3.500%, 8–25–33	566	595
2.000%, 4–25–39	3,630	3,638
4.500%, 6–25–40	495	533
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	7,919	8,221
2.580%, 5–1–19	6,661	6,905
5.380%, 11–1–20	677	677
4.380%, 6–1–21	6,990	7,809
5.500%, 10–1–21	749	797
2.703%, 4–1–23	1,024	1,081
3.500%, 8–1–26	2,597	2,758
3.000%, 9–1–28	3,553	3,730
4.000%, 12–1–31	2,277	2,465
5.500%, 12–1–34	689	781
3.500%, 4–25–37	4,367	4,642
6.000%, 4–1–39	897	1,024
4.500%, 2–1–44	3,930	4,391
4.000%, 10–1–44	4,249	4,562
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	257	266
2.000%, 3–16–42	3,062	3,070

		117,148

United States Government Agency Obligations – 1.4%
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12–15–23	3,462	3,810

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 49.8%		$140,493
(Cost: $137,498)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 44.9%
U.S. Treasury Bonds:
9.000%, 11–15–18	8,000	9,582
5.250%, 2–15–29	3,000	4,243
3.500%, 2–15–39	2,000	2,525
2.750%, 11–15–42	5,000	5,505
3.000%, 11–15–44	2,076	2,389
2.500%, 2–15–45	2,500	2,605
2.500%, 2–15–46	4,000	4,169
U.S. Treasury Notes:
3.125%, 1–31–17	1,500	1,523
2.750%, 2–28–18	2,000	2,072
1.000%, 3–15–18	7,000	7,049
3.625%, 8–15–19	13,000	14,160
1.000%, 9–30–19	2,000	2,015
1.375%, 9–30–20	5,000	5,092
1.250%, 3–31–21	1,500	1,518
1.125%, 6–30–21	1,000	1,005
1.750%, 3–31–22	5,000	5,167
1.750%, 4–30–22	1,000	1,033
1.750%, 5–15–22	5,000	5,168
2.125%, 12–31–22	7,000	7,381
1.500%, 3–31–23	3,500	3,551
1.750%, 5–15–23	500	516
2.750%, 2–15–24	5,000	5,521
2.250%, 11–15–24	7,880	8,409
2.000%, 2–15–25	2,500	2,616
2.000%, 8–15–25	6,000	6,276
1.625%, 2–15–26	10,000	10,119
1.625%, 5–15–26	5,500	5,571

		126,780

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 44.9%		$126,780
(Cost: $121,504)

SHORT–TERM SECURITIES
United States Government Agency Obligations – 4.6%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.350%, 7–6–16 (A)	3,300	3,300
0.360%, 7–6–16 (A)	2,327	2,326
0.360%, 7–6–16 (A)	1,338	1,338
0.360%, 7–6–16 (A)	1,047	1,047
0.410%, 7–6–16 (A)	1,589	1,589
0.410%, 7–6–16 (A)	660	660
0.410%, 7–6–16 (A)	282	282
0.410%, 7–6–16 (A)	250	250
0.360%, 7–7–16 (A)	1,641	1,641
0.410%, 7–7–16 (A)	594	594

		13,027

TOTAL SHORT-TERM SECURITIES – 4.6%		$13,027
(Cost: $13,028)

TOTAL INVESTMENT SECURITIES – 99.3%		$280,300
(Cost: $272,030)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		2,045

NET ASSETS – 100.0%		$282,345

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$140,493	$—
United States Government Obligations	—	126,780	—
Short-Term Securities	—	13,027	—
Total	$—	$280,300	$—

During the period ended June 30, 2016, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$272,030

Gross unrealized appreciation	8,399
Gross unrealized depreciation	(129)

Net unrealized appreciation	$8,270

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$185

Total Consumer Discretionary – 0.0%			185
Industrials
Railroads – 0.1%
Kansas City Southern	27		2,450

Total Industrials – 0.1%			2,450
Utilities
Gas Utilities – 0.1%
Suburban Propane Partners L.P.	19		621

Total Utilities – 0.1%			621

TOTAL COMMON STOCKS – 0.2%			$3,256
(Cost: $1,769)

PREFERRED STOCKS
Telecommunication Services
Integrated Telecommunication Services – 0.4%
Frontier Communications Corp., Convertible Series A, 11.125%	94		8,892

Total Telecommunication Services – 0.4%			8,892

TOTAL PREFERRED STOCKS – 0.4%			$8,892
(Cost: $9,378)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (B)	7		—	*

TOTAL WARRANTS – 0.0%			$0
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.9%
Acosta, Inc.,
7.750%, 10–1–22 (C)	$13,581		11,917
Lamar Media Corp.,
5.375%, 1–15–24	3,062		3,192
Outfront Media Capital LLC and Outfront Media Capital Corp.:
5.250%, 2–15–22	1,659		1,684
5.625%, 2–15–24	1,785		1,839

			18,632

Apparel Retail – 1.3%
Hot Topic, Inc.,
9.250%, 6–15–21 (C)	13,558		13,728
HT Intermediate Holdings Corp.,
12.000%, 5–15–19 (C)(D)	4,142		3,904
Neiman Marcus Group Ltd., Inc.,
8.000%, 10–15–21 (C)	10,403		8,478
Nine West Holdings, Inc.,
8.250%, 3–15–19 (C)	5,319		851

			26,961

Automotive Retail – 0.8%
Group 1 Automotive, Inc.,
5.000%, 6–1–22	2,292		2,257
Penske Automotive Group, Inc.,
5.500%, 5–15–26	1,219		1,158
Sonic Automotive, Inc.,
5.000%, 5–15–23	11,959		11,720

			15,135

Broadcasting – 1.5%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	16,064		15,921
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	613		559
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20	5,454		5,190
Cumulus Media, Inc.,
7.750%, 5–1–19	10,806		4,431
iHeartCommunications, Inc.,
10.000%, 1–15–18	3,769		1,941
iHeartCommunications, Inc. (GTD by iHeartMedia Capital I LLC),
10.625%, 3–15–23	2,942		2,037

			30,079

Cable & Satellite – 8.5%
Altice Financing S.A.:
6.625%, 2–15–23 (C)		1,933	1,898
7.500%, 5–15–26 (C)		6,737	6,619
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR	771	861
7.750%, 5–15–22 (C)		$26,812	27,080
6.250%, 2–15–25 (C)(E)	EUR	966	981
7.625%, 2–15–25 (C)		$5,375	5,247
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (C)		4,968	4,968
Cablevision Systems Corp.,
5.875%, 9–15–22		12,874	11,554
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.500%, 5–1–26 (C)		244	248
Columbus International, Inc.,
7.375%, 3–30–21 (C)		1,414	1,493
DISH DBS Corp.:
6.750%, 6–1–21		5,314	5,507
5.875%, 7–15–22		2,460	2,392
5.000%, 3–15–23		1,582	1,440
5.875%, 11–15–24		1,207	1,127
7.750%, 7–1–26 (C)		3,676	3,795
Neptune Finco Corp.:
10.125%, 1–15–23 (C)		7,011	7,852
6.625%, 10–15–25 (C)		2,140	2,252
10.875%, 10–15–25 (C)		5,205	5,960
Numericable – SFR S.A.,
7.375%, 5–1–26 (C)		14,610	14,446
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (C)		14,438	14,006
6.000%, 7–15–24 (C)		18,000	18,608
VTR Finance B.V.,
6.875%, 1–15–24 (C)		22,263	22,196
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (C)(D)		2,339	2,350
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)		7,040	7,322

			170,202

Casinos & Gaming – 2.6%
Boyd Gaming Corp.,
6.375%, 4–1–26 (C)		964	1,007
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (C)(E)	CAD	9,337	6,794
MCE Finance Ltd.,
5.000%, 2–15–21 (C)		$1,885	1,865
Studio City Finance Ltd.,
8.500%, 12–1–20 (C)		21,750	21,968
Wynn Macau Ltd.,
5.250%, 10–15–21 (C)		21,609	21,021

			52,655

Department Stores – 0.4%
Bon-Ton Stores, Inc. (The):
10.625%, 7–15–17		2,118	1,949
8.000%, 6–15–21		13,628	5,587

			7,536

Distributors – 1.0%
Pinnacle Operating Corp.,
9.000%, 11–15–20 (C)		23,159	19,453

Education Services – 2.6%
Laureate Education, Inc.,
10.000%, 9–1–19 (C)(F)		58,617	51,290

Hotels, Resorts & Cruise Lines – 0.2%
Carlson Travel Holdings,
7.500%, 8–15–19 (C)(D)		5,086	4,857

Movies & Entertainment – 1.4%
AMC Entertainment, Inc.,
5.750%, 6–15–25		1,664	1,656
Cinemark USA, Inc.:
5.125%, 12–15–22		585	595
4.875%, 6–1–23		8,000	7,900
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (C)		2,929	3,009
WMG Acquisition Corp.,
6.750%, 4–15–22 (C)		13,701	13,804

			26,964

Publishing – 0.2%
MDC Partners, Inc.,
6.500%, 5–1–24 (C)	3,761	3,733

Specialized Consumer Services – 2.3%
BakerCorp International, Inc.,
8.250%, 6–1–19	27,980	23,643
Emdeon, Inc.,
11.000%, 12–31–19	3,071	3,267
Nielsen Finance,
5.500%, 10–1–21 (C)	6,936	7,161
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (C)	11,077	11,299

		45,370

Specialty Stores – 1.5%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(D)	28,474	24,915
Jo-Ann Stores, Inc.,
8.125%, 3–15–19 (C)	3,225	3,088
NBTY, Inc.,
7.625%, 5–15–21 (C)	1,828	1,830

		29,833

Total Consumer Discretionary – 25.2%		502,700
Consumer Staples
Food Distributors – 1.6%
Performance Food Group, Inc.,
5.500%, 6–1–24 (C)	4,819	4,903
Simmons Foods, Inc.,
7.875%, 10–1–21 (C)	20,850	18,974
U.S. Foods, Inc.,
5.875%, 6–15–24 (C)	7,350	7,534

		31,411

Hypermarkets & Super Centers – 0.0%
Albertsons Cos. LLC, Safeway, Inc., New Albertsons, Inc. and Albertsons LLC,
6.625%, 6–15–24 (C)	1,220	1,260

Packaged Foods & Meats – 1.8%
Bumble Bee Foods LLC:
9.000%, 12–15–17 (C)	2,342	2,371
9.625%, 3–15–18 (C)(D)	5,441	5,387
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (C)	1,000	1,055
JBS USA LLC and JBS USA Finance, Inc.:
7.250%, 6–1–21 (C)	970	1,004
5.875%, 7–15–24 (C)	10,650	10,317
5.750%, 6–15–25 (C)	4,373	4,111
Post Holdings, Inc.:
7.375%, 2–15–22	2,671	2,808
7.750%, 3–15–24 (C)	4,604	5,047
8.000%, 7–15–25 (C)	2,929	3,247

		35,347

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12–15–21 (C)	9,833	9,980

Total Consumer Staples – 3.9%		77,998
Energy
Coal & Consumable Fuels – 0.4%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (C)(G)	11,712	8,081

Integrated Oil & Gas – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
8.375%, 5–23–21	6,104	6,299

Oil & Gas Drilling – 0.7%
Globe Luxembourg SCA,
9.625%, 5–1–18 (C)	3,685	3,065
KCA DEUTAG UK Finance plc,
7.250%, 5–15–21 (C)	5,266	3,950
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (C)	13,429	6,295
Offshore Group Investment Ltd.,
0.000%, 11–1–19	5,169	—	*

		13,310

Oil & Gas Equipment & Services – 0.6%
Brand Energy & Infrastructure Services,
8.500%, 12–1–21 (C)	12,276	11,785
Key Energy Services, Inc.,
6.750%, 3–1–21	1,294	518

		12,303

Oil & Gas Exploration & Production – 2.7%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (C)	5,994	4,136
California Resources Corp.,
8.000%, 12–15–22 (C)	7,697	5,465

Clayton Williams Energy, Inc.,
7.750%, 4–1–19	18,836	14,221
Crownrock L.P.,
7.750%, 2–15–23 (C)	1,941	2,028
EnCana Corp.,
6.500%, 8–15–34	2,862	2,869
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (C)	5,795	5,694
8.125%, 9–15–23 (C)	2,008	2,048
Gulfport Energy Corp.,
6.625%, 5–1–23	595	586
Laredo Petroleum, Inc.,
7.375%, 5–1–22	6,199	6,215
Midstates Petroleum Co., Inc. and Midstates Petroleum Co. LLC,
10.000%, 6–1–20 (G)	4,407	2,600
Parsley Energy LLC and Parsley Finance Corp.,
6.250%, 6–1–24 (C)	1,099	1,118
Whiting Petroleum Corp.,
6.500%, 10–1–18	8,071	7,748

		54,728

Oil & Gas Refining & Marketing – 1.4%
PBF Holding Co. LLC and PBF Finance Corp.,
7.000%, 11–15–23 (C)	6,524	6,304
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (C)	10,517	10,898
6.750%, 5–1–23 (C)	11,328	11,413

		28,615

Oil & Gas Storage & Transportation – 0.2%
Access Midstream Partners L.P.,
4.875%, 5–15–23	3,056	2,954

Total Energy – 6.3%		126,290
Financials
Consumer Finance – 0.9%
Creditcorp,
12.000%, 7–15–18 (C)	11,476	4,361
Quicken Loans, Inc.,
5.750%, 5–1–25 (C)	8,962	8,648
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	4,802	2,761
Speedy Group Holdings Corp.,
12.000%, 11–15–17 (C)	4,107	1,561

		17,331

Diversified Capital Markets – 1.1%
Patriot Merger Corp.,
9.000%, 7–15–21 (C)	23,112	22,274

Industrial REITs – 1.2%
Aircastle Ltd.:
5.125%, 3–15–21	16,608	17,272
5.500%, 2–15–22	4,228	4,397
5.000%, 4–1–23	2,613	2,656

		24,325

Investment Banking & Brokerage – 0.3%
GFI Group, Inc.,
8.375%, 7–19–18	4,841	5,228

Other Diversified Financial Services – 2.8%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7–1–19 (C)(D)	6,882	6,745
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (C)	27,243	21,658
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3–15–19 (C)	7,557	7,840
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5–1–19 (C)(D)	32,562	20,107

		56,350

Property & Casualty Insurance – 1.8%
Hub International Ltd.,
7.875%, 10–1–21 (C)	8,878	8,523
Onex USI Acquisition Corp.,
7.750%, 1–15–21 (C)	28,392	28,108

		36,631

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc.,
8.125%, 7–15–19 (C)(D)	6,610	6,346

Real Estate Operating Companies – 0.1%
VEREIT Operating Partnership L.P. (GTD by VEREIT, Inc.),
4.875%, 6–1–26	1,221	1,252

Specialized Finance – 1.6%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (C)	2,441	2,509
5.875%, 6–15–21 (C)	1,712	1,755
5.450%, 6–15–23 (C)	1,221	1,266
7.125%, 6–15–24 (C)	1,712	1,789
6.020%, 6–15–26 (C)	2,441	2,532

Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (C)	4,382	4,250
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (C)	21,166	16,933

		31,034

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates L.P. and PFG Finance Corp., 6.750%, 6–15–21 (C)	12,455	11,801

Total Financials – 10.7%		212,572
Health Care
Health Care Facilities – 2.5%
Centene Escrow Corp.:
5.625%, 2–15–21 (C)	1,689	1,761
6.125%, 2–15–24 (C)	1,206	1,282
Greatbatch Ltd., 9.125%, 11–1–23 (C)	7,523	7,495
HCA, Inc., 5.250%, 6–15–26	1,697	1,761
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (C)	4,881	5,125
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (C)	12,597	12,943
Tenet Healthcare Corp.:
6.750%, 2–1–20	6,592	6,509
8.125%, 4–1–22	11,492	11,777

		48,653

Health Care Supplies – 0.6%
Kinetic Concepts, Inc. and KCI USA, Inc., 10.500%, 11–1–18	3,863	3,853
Ortho-Clinical Diagnostics, 6.625%, 5–15–22 (C)	5,216	4,329
Universal Hospital Services, Inc., 7.625%, 8–15–20	4,249	3,904

		12,086

Pharmaceuticals – 2.7%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (C)	27,123	25,292
7.000%, 4–15–23 (C)	2,927	2,495
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (C)	5,723	5,852
JLL/Delta Dutch Pledgeco B.V., 8.750%, 5–1–20 (C)(D)	12,431	12,431
VPII Escrow Corp., 7.500%, 7–15–21 (C)	4,619	4,074
VRX Escrow Corp., 5.375%, 3–15–20 (C)	4,231	3,615

		53,759

Total Health Care – 5.8%		114,498
Industrials
Aerospace & Defense – 3.4%
KLX, Inc., 5.875%, 12–1–22 (C)	8,576	8,405
Silver II Borrower SCA and Silver II U.S. Holdings, 7.750%, 12–15–20 (C)	19,708	17,392
TransDigm Group, Inc., 7.500%, 7–15–21	7,082	7,480
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	13,668	13,739
6.500%, 7–15–24	15,097	15,173
6.375%, 6–15–26 (C)	6,375	6,359

		68,548

Air Freight & Logistics – 0.3%
TRAC Intermodal LLC and TRAC Intermodal Corp., 11.000%, 8–15–19	2,554	2,694
XPO Logistics, Inc., 6.500%, 6–15–22 (C)	2,423	2,311

		5,005

Building Products – 1.0%
Ply Gem Industries, Inc., 6.500%, 2–1–22	13,768	13,506
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22 (C)	967	1,024
6.125%, 7–15–23	2,012	1,983
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24 (C)	2,443	2,443

		18,956

Diversified Support Services – 0.2%
Algeco Scotsman Global Finance plc, 8.500%, 10–15–18 (C)	3,097	2,508
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	1,220	1,211

		3,719

Environmental & Facilities Services – 0.5%
GFL Environmental, Inc.:
7.875%, 4–1–20 (C)	8,484	8,526
9.875%, 2–1–21 (C)	2,194	2,337

		10,863

Railroads – 0.6%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (C)	9,414	9,367
9.750%, 5–1–20 (C)	3,080	2,618

		11,985

Security & Alarm Services – 0.8%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (C)	15,321	16,240

Trading Companies & Distributors – 0.2%
HD Supply, Inc., 5.750%, 4–15–24 (C)	4,243	4,413

Total Industrials – 7.0%		139,729
Information Technology
Application Software – 2.2%
Ensemble S Merger Sub, Inc., 9.000%, 9–30–23 (C)	5,073	5,009
Infor Software Parent LLC and Infor Software Parent, Inc., 7.125%, 5–1–21 (C)(D)	6,794	6,047
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (C)	23,957	23,478
Michael Baker Holdings LLC and Michael Baker Finance Corp., 8.875%, 4–15–19 (C)(D)	1,710	1,377
Michael Baker International LLC, 8.250%, 10–15–18 (C)	7,894	7,657

		43,568

Communications Equipment – 0.7%
West Corp., 5.375%, 7–15–22 (C)	15,525	14,438

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (C)	3,099	3,138
6.375%, 4–1–20 (C)	9,158	9,227
5.375%, 8–1–22 (C)	11,332	10,850
Italics Merger Sub, Inc., 7.125%, 7–15–23 (C)	21,866	20,718

		43,933

Electronic Manufacturing Services – 0.4%
KEMET Corp., 10.500%, 5–1–18	7,367	6,999

IT Consulting & Other Services – 0.8%
NCR Escrow Corp.:
5.875%, 12–15–21	7,005	7,110
6.375%, 12–15–23	8,619	8,791

		15,901

Semiconductors – 1.1%
Micron Technology, Inc.:
5.875%, 2–15–22	10,978	10,319
7.500%, 9–15–23 (C)	4,995	5,340
5.500%, 2–1–25	8,322	7,074

		22,733

Technology Hardware, Storage & Peripherals – 0.3%
Western Digital Corp.:
7.375%, 4–1–23 (C)	1,215	1,294
10.500%, 4–1–24 (C)	3,651	3,907

		5,201

Total Information Technology – 7.7%		152,773
Materials
Aluminum – 1.4%
Constellium N.V.:
8.000%, 1–15–23 (C)	9,644	8,487
5.750%, 5–15–24 (C)	4,758	3,747

Kaiser Aluminum Corp., 5.875%, 5–15–24 (C)	975	1,002
Wise Metals Group LLC, 8.750%, 12–15–18 (C)	6,922	6,368
Wise Metals Intermediate Holdings, 9.750%, 6–15–19 (C)(D)	15,238	8,228

		27,832

Construction Materials – 0.8%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (C)	17,890	15,922

Diversified Chemicals – 0.3%
PQ Corp., 6.750%, 11–15–22 (C)	731	760
PSPC Escrow Corp., 6.500%, 2–1–22 (C)	4,928	4,337
PSPC Escrow II Corp., 10.375%, 5–1–21 (C)	2,053	2,069

		7,166

Diversified Metals & Mining – 1.3%
Artsonig Pty Ltd., 11.500%, 4–1–19 (C)(D)	13,039	1,043

Crystal Merger Sub, Inc., 7.625%, 10–15–21 (C)	1,720	1,204
FMG Resources Pty Ltd.:
9.750%, 3–1–22 (C)	992	1,096
6.875%, 4–1–22 (C)	13,791	13,102
Lundin Mining Corp.:
7.500%, 11–1–20 (C)	3,710	3,784
7.875%, 11–1–22 (C)	3,039	3,107
U.S. Steel Corp., 8.375%, 7–1–21 (C)	1,708	1,800

		25,136

Metal & Glass Containers – 1.2%
Ardagh Finance Holdings, 8.625%, 6–15–19 (C)(D)	6,556	6,621
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
6.000%, 6–30–21 (C)	1,269	1,260
7.250%, 5–15–24 (C)	3,541	3,614
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC, 7.125%, 5–1–18 (C)	4,014	4,134
Signode Industrial Group, 6.375%, 5–1–22 (C)	8,462	8,092

		23,721

Paper Packaging – 0.6%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A., 6.000%, 6–15–17 (C)	2,598	2,604
Coveris Holdings S.A., 7.875%, 11–1–19 (C)	2,080	2,020
Reynolds Group Holdings Ltd., 9.875%, 8–15–19	1,250	1,291
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.:
5.125%, 7–15–23 (C)	3,674	3,720
7.000%, 7–15–24 (C)	1,959	2,017

		11,652

Total Materials – 5.6%		111,429
Telecommunication Services
Alternative Carriers – 0.9%
Consolidated Communications Finance II Co., 6.500%, 10–1–22	5,332	4,786
Level 3 Communications, Inc., 5.750%, 12–1–22	3,066	3,104
Level 3 Escrow II, Inc., 5.375%, 8–15–22	8,411	8,495
Zayo Group LLC and Zayo Capital, Inc., 6.000%, 4–1–23	1,738	1,773

		18,158

Integrated Telecommunication Services – 3.5%
BCP (Singapore) VI Cayman Financing Co. Ltd., 8.000%, 4–15–21 (C)	1,151	987
Frontier Communications Corp.:
8.875%, 9–15–20	7,230	7,718
6.250%, 9–15–21	4,201	3,960
10.500%, 9–15–22	4,256	4,503
7.125%, 1–15–23	1,013	907
6.875%, 1–15–25	2,912	2,444
11.000%, 9–15–25	4,789	4,975
GCI, Inc., 6.875%, 4–15–25	9,203	9,312
Sprint Corp.:
7.250%, 9–15–21	21,716	18,513
7.875%, 9–15–23	15,048	12,302
7.125%, 6–15–24	5,951	4,709

		70,330

Wireless Telecommunication Service – 2.0%
Sable International Finance Ltd., 6.875%, 8–1–22 (C)	10,351	10,396
Sprint Nextel Corp.:
6.000%, 12–1–16	2,402	2,417
9.125%, 3–1–17	1,208	1,245
8.375%, 8–15–17	4,594	4,720
9.000%, 11–15–18 (C)	1,474	1,570
7.000%, 8–15–20	1,208	1,080
T-Mobile USA, Inc.:
6.464%, 4–28–19	3,650	3,709
6.731%, 4–28–22	685	720
6.000%, 4–15–24	4,371	4,546
6.500%, 1–15–26	8,557	9,027

		39,430

Total Telecommunication Services – 6.4%		127,918

TOTAL CORPORATE DEBT SECURITIES – 78.6%		$1,565,907
(Cost: $1,686,027)

LOANS (F)
Consumer Discretionary
Advertising – 0.3%
Advantage Sales & Marketing, Inc., 7.500%, 7–25–22		5,258	4,870

Apparel Retail – 1.4%
Talbots, Inc. (The):
5.500%, 3–19–20		6,208	6,006
9.500%, 3–19–21		17,300	16,002
True Religion Apparel, Inc.:
5.875%, 7–30–19		11,163	4,744
5.875%, 7–30–19		3,903	1,659

			28,411

Casinos & Gaming – 0.1%
Gateway Casinos & Entertainment Ltd.:
5.250%, 11–26–19 (E)	CAD	3,173	2,383
5.950%, 11–26–19		8	6

			2,389

Department Stores – 0.1%
Belk, Inc., 0.000%, 12–10–22 (H)		$2,845	2,251

General Merchandise Stores – 0.9%
BJ’s Wholesale Club, Inc., 8.500%, 3–31–20		12,328	11,866
Orchard Acquisition Co. LLC, 7.000%, 2–8–19		17,870	6,076

			17,942

Housewares & Specialties – 0.2%
KIK Custom Products, Inc., 6.000%, 8–26–22		4,165	4,095

Movies & Entertainment – 0.3%
Formula One Holdings Ltd. and Delta Two S.a.r.l., 7.750%, 7–29–22		6,121	5,792

Total Consumer Discretionary – 3.3%			65,750
Consumer Staples
Food Distributors – 0.3%
Chefs’ Warehouse, Inc. (The):
0.000%, 6–22–22 (H)		624	619
5.750%, 6–22–22		5,524	5,490

			6,109

Food Retail – 0.7%
Focus Brands, Inc., 10.250%, 8–21–18		13,764	13,730

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc., 9.250%, 10–21–22		5,087	4,833

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC, 7.750%, 6–30–22		3,838	3,454

Total Consumer Staples – 1.4%			28,126
Energy
Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co., 7.500%, 12–16–20		5,171	3,878

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd., 6.250%, 5–16–20		10,935	8,406

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas LLC, 11.750%, 12–31–18 (G)		2,005	68

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
8.750%, 8–12–20		3,194	2,619
12.500%, 2–16–21		3,043	2,404

			5,023

Total Energy – 0.9%			17,375
Financials
Other Diversified Financial Services – 0.4%
WP Mustang Holdings LLC, 10.000%, 5–29–22		8,762	8,699

Specialized Finance – 0.3%
Bats Global Markets, Inc., 0.000%, 6–20–23 (H)		4,919	4,891

Total Financials – 0.7%			13,590
Health Care
Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc., 7.750%, 8–10–21		8,740	8,128

Total Health Care – 0.4%			8,128

Industrials
Building Products – 0.2%
C.H.I. Overhead Doors, Inc., 8.750%, 7–31–23	5,192	4,984

Construction & Engineering – 0.1%
Tensar International Corp., 9.500%, 7–10–22	3,077	1,984

Industrial Conglomerates – 0.1%
Crosby Worldwide Ltd., 7.000%, 11–22–21	3,950	2,553

Industrial Machinery – 0.7%
Dynacast International LLC, 9.500%, 1–30–23	14,491	13,839

Research & Consulting Services – 0.2%
Larchmont Resources LLC, 11.250%, 8–7–19 (G)	9,877	3,556

Total Industrials – 1.3%		26,916
Information Technology
Application Software – 3.9%
Applied Systems, Inc., 7.500%, 1–23–22	7,237	7,165
Aptean Holdings, Inc., 5.250%, 2–27–20	3,749	3,688
Misys plc and Magic Newco LLC, 12.000%, 6–12–19	55,619	57,809
TIBCO Software, Inc., 6.500%, 12–4–20	10,949	10,009

		78,671

Internet Software & Services – 0.7%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5–12–21	6,151	6,090
8.750%, 11–12–21	7,920	7,286

		13,376

IT Consulting & Other Services – 0.5%
Active Network, Inc. (The), 5.500%, 11–15–20	4,493	4,441
Triple Point Group Holdings, Inc., 5.250%, 7–13–20	6,195	5,069

		9,510

Total Information Technology – 5.1%		101,557
Materials
Diversified Metals & Mining – 0.3%
EP Minerals LLC, 8.500%, 8–20–21	2,803	2,565
FMG Resources Pty Ltd., 4.250%, 6–30–19	3,493	3,335

		5,900

Paper Packaging – 0.5%
FPC Holdings, Inc., 9.250%, 5–27–20	7,863	5,190
Ranpak (Rack Merger), 8.250%, 10–1–22	5,506	4,845

		10,035

Specialty Chemicals – 0.8%
Chemstralia Ltd., 7.250%, 2–26–22	11,944	11,765
Chromaflo Technologies Corp., 8.250%, 6–2–20	3,756	3,380
MacDermid, Inc.:
0.000%, 6–7–20 (H)	485	478
5.500%, 6–7–20	242	238

		15,861

Total Materials – 1.6%		31,796

TOTAL LOANS – 14.7%		$293,238
(Cost: $336,996)

SHORT-TERM SECURITIES
Commercial Paper (I) – 4.4%
Baxter International, Inc.:
0.630%, 7–5–16	12,000	11,999
0.730%, 7–12–16	5,000	4,999
Bemis Co., Inc.:
0.710%, 7–7–16	5,000	4,999
0.710%, 7–8–16	2,750	2,750
0.740%, 7–15–16	6,000	5,998
BorgWarner, Inc., 0.670%, 7–12–16	6,000	5,999
Ecolab, Inc., 0.740%, 7–15–16	8,000	7,997
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.730%, 7–11–16	5,000	4,999
McCormick & Co., Inc., 0.570%, 7–1–16	5,000	5,000
NBCUniversal Enterprise, Inc.:
0.750%, 7–19–16	5,000	4,998
0.750%, 7–20–16	5,000	4,998
Shell International Finance B.V. (GTD by Royal Dutch Shell plc), 0.510%, 7–1–16	5,000	5,000
St. Jude Medical, Inc., 0.650%, 7–1–16	1,978	1,978
United Technologies Corp., 0.730%, 7–11–16	5,000	4,999
Virginia Electric and Power Co., 0.660%, 8–2–16	5,000	4,997
Wisconsin Gas LLC, 0.470%, 7–7–16	5,000	4,999

		86,709

Master Note – 0.2%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (J)	4,167	4,167

TOTAL SHORT-TERM SECURITIES – 4.6%		$90,876
(Cost: $90,878)

TOTAL INVESTMENT SECURITIES – 98.5%		$1,962,169
(Cost: $2,125,456)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		30,370

NET ASSETS – 100.0%		$1,992,539

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016 the total value of these securities amounted to $1,129,599 or 56.7% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar and EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(G)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(H)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(I)	Rate shown is the yield to maturity at June 30, 2016.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2016:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	11,831	U.S. Dollar	9,276	7-25-16	Morgan Stanley International	$118	$—
Euro	1,650	U.S. Dollar	1,870	7-25-16	Morgan Stanley International	38	—
						$156	$—

The following total return swap agreements were outstanding at June 30, 2016:

Counterparty	Underlying Security	Termination Date	Notional Amount(1)	Financing Fee(2)(3)	Unrealized Appreciation
Morgan Stanley & Co., Inc.	iBoxx $ Liquid High Yield Index	12/20/2016	$6,325	3M LIBOR	$7

(1)	Notional amount changes by the percentage change of the price of the index applied to the notional amount.

(2)	The Fund pays the financing fee multiplied by the notional amount each quarter.

(3)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$185
Industrials	2,450	—	—
Utilities	621	—	—
Total Common Stocks	$3,071	$—	$185
Preferred Stocks	8,892	—	—
Warrants	—	—	—	*
Corporate Debt Securities	—	1,565,907	—	*
Loans	—	216,798	76,440
Short-Term Securities	—	90,876	—
Total	$11,963	$1,873,581	$76,625
Forward Foreign Currency Contracts	$—	$156	$—
Total Return Swaps	$—	$7	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 10-1-15	$168	$67,396
Net realized gain (loss)	—	(4,658)
Net change in unrealized appreciation (depreciation)	(1)	597
Purchases	—	977
Sales	—	(10,361)
Amortization/Accretion of premium/discount	18	130
Transfers into Level 3 during the period	—	52,255
Transfers out of Level 3 during the period	—	(29,896)
Ending Balance 6-30-16	$185	$76,440
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-16	$(1)	$597

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2016, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-16	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$185	Broker	Broker quotes
Loans	$76,440	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,125,456

Gross unrealized appreciation	24,596
Gross unrealized depreciation	(187,882)

Net unrealized depreciation	$(163,287)

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.4%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,333
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,764
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A, 5.000%, 1–1–35	6,555	7,954

		13,051

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,992

Arizona – 1.1%
AZ Cert of Part, Ser 2010A (Insured by AGM), 5.250%, 10–1–26	2,000	2,262
Coconino Cnty, AZ Pollutn Ctl Corp., Pollutn Ctl Rfdg Rev Bonds (NV Power Co. Proj), Ser 2006A (Auction Rate Sec) (Insured by FGIC), 1.136%, 9–1–32 (A)	3,000	2,876
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,600
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,243

		9,981

California – 15.2%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,168
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,451
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds, 1.219%, 4–1–45 (A)	4,000	4,002
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1, 1.535%, 4–1–45 (A)	8,500	8,445
CA (School Facilities) GO Bonds, 5.000%, 11–1–30	3,000	3,762
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B, 5.250%, 6–1–42	1,900	2,198
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC), 5.500%, 12–1–16	10	10
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	3,000	3,426
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,376

CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,461
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,242
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B, 5.250%, 6–1–23	2,085	2,207
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A, 5.000%, 10–1–33	1,000	1,091
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,972
6.350%, 7–1–46	970	1,105
CA Various Purp GO Bonds:
5.250%, 9–1–26	3,500	4,259
5.500%, 4–1–28	5	5
5.250%, 10–1–29	2,500	2,863
5.750%, 4–1–31	5,000	5,689
6.000%, 3–1–33	1,000	1,188
5.000%, 4–1–37	5,000	6,066
6.000%, 11–1–39	4,500	5,265
CA Various Purp GO Rfdg Bonds, 5.000%, 2–1–33	8,000	9,761
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	890
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D, 5.000%, 6–1–34	5,000	6,299
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A, 6.250%, 9–1–24	2,000	2,425
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp., 5.750%, 2–1–30	2,000	2,290
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A, 5.000%, 6–1–29	1,500	1,838
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,925
5.000%, 6–1–34	2,840	3,501
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A, 5.000%, 6–1–35	1,000	1,254
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A, 5.000%, 10–1–36	3,600	4,402
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	2,117
0.000%, 8–1–32 (B)	5,000	3,085
0.000%, 8–1–33 (B)	5,000	2,905
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	3,090
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,394
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,815
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,157
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC), 5.500%, 10–1–28	500	548
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1, 5.500%, 8–1–35	1,000	1,142

San Jose, CA, Arpt Rev Bonds, Ser 2011A-1, 5.250%, 3–1–21	3,185	3,756
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B, 6.000%, 7–1–27	1,000	1,108
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I, 6.375%, 11–1–34	500	599
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1, 5.750%, 10–1–30	1,000	1,153
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI, 5.000%, 5–15–34	3,500	4,292
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC), 5.500%, 5–15–20	1,500	1,505
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A, 5.875%, 1–1–29	1,000	1,127
Vernon Elec Sys Rev Bonds, Ser 2012A, 5.500%, 8–1–41	2,185	2,580

		138,209

Colorado – 2.4%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010, 5.000%, 12–1–23	2,065	2,381
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,275	1,427
7.400%, 12–1–38	1,000	1,160
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	2,975	3,306
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008: 5.500%, 11–1–27	900	1,112
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010, 5.625%, 12–1–40	3,250	3,670
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008, 6.000%, 12–1–28	2,500	2,822
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A, 5.000%, 6–1–35	1,000	1,223
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	4,250	5,054

		22,155

Connecticut – 0.3%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D, 5.750%, 6–15–34	2,500	2,729

District Of Columbia – 1.3%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009, 6.375%, 10–1–39	2,250	2,646
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C, 0.000%, 10–1–41 (B)	6,500	8,892

		11,538

Florida – 5.3%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009, 6.750%, 11–1–39	2,500	2,746
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1, 5.000%, 6–1–20	1,000	1,153

Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1, 5.250%, 6–1–17	3,600	3,749
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B, 5.000%, 10–1–35	1,700	2,021
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A, 5.625%, 8–15–29	3,600	3,976
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A, 5.500%, 10–1–36	2,500	2,858
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A, 5.500%, 10–1–41	2,885	3,340
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B, 5.000%, 10–1–23	1,500	1,744
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B, 6.250%, 7–1–26	2,500	2,781
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM), 5.250%, 10–1–22	5,000	6,200
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC), 6.000%, 10–1–23	2,500	2,797
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A, 7.250%, 10–1–34	3,000	3,931
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A, 6.500%, 7–1–35	2,500	2,773
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A, 6.250%, 4–1–39	1,000	1,135
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A, 5.875%, 8–1–40	3,500	4,036
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011, 5.250%, 10–15–22	2,250	2,654

		47,894

Georgia – 2.3%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C, 5.750%, 1–1–23	2,000	2,411
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A, 5.000%, 7–1–37	3,495	3,870
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B, 5.375%, 11–1–39	3,000	3,394
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	1,500	1,738
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A, 0.791%, 1–1–24 (A)	6,500	6,305
Griffin, GA, Combined Pub Util Rev Rfdg Bonds, Ser 2012 (Insured by AGM), 3.000%, 1–1–17	500	506
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
6.000%, 1–1–23	1,635	1,809
6.000%, 1–1–23	465	515

		20,548

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	860
5.750%, 9–1–20	1,000	1,184

ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A, 6.750%, 11–1–37	2,000	2,260

		4,304

Illinois – 4.1%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	1,750	1,776
Cmnty College Dist No. 525 Cnty of Will, Grundy, Livingston, Cook, Kendall, LaSalle, and Kankakee (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008:
5.750%, 6–1–28	620	670
5.750%, 6–1–28	380	417
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009, 6.500%, 4–1–39	2,500	2,783
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–30	2,500	2,883
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B, 5.750%, 7–1–33	2,500	2,755
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC - Northn IL Univ Proj), Ser 2011, 5.750%, 10–1–21	2,000	2,230
IL GO Bonds, Ser 2012A, 4.000%, 1–1–23	7,150	7,548
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A, 5.000%, 2–1–32	3,000	3,664
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013, 5.000%, 6–15–26	1,700	2,055
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A, 5.000%, 1–1–35	3,000	3,520
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser B, 5.000%, 1–1–37	1,500	1,838
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1, 0.000%, 6–15–43 (B)	2,000	749
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A, 6.000%, 7–1–24	3,080	4,090

		36,978

Iowa – 0.8%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008, 5.750%, 6–1–31	1,000	1,075
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008, 6.000%, 8–1–27	2,500	2,779
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010, 6.000%, 9–1–39	2,145	2,283
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012, 5.000%, 9–1–33	1,000	1,037

		7,174

Kansas – 0.6%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	2,000	2,111
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010, 5.900%, 4–1–32	2,875	3,073
Unif Govt of Wyandotte Cnty, Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006, 5.000%, 12–1–27	655	656

		5,840

Kentucky – 0.8%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,251
6.500%, 3–1–45	2,000	2,341

		7,592

Louisiana – 2.2%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B, 5.250%, 1–1–28	1,000	1,167
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B, 6.000%, 10–1–44	5,250	6,207
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,148
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010, 5.250%, 10–1–20	2,040	2,363
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	1,000	1,122
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1, 6.000%, 1–1–23	1,500	1,679
New Orleans, LA, GO Rfdg Bonds, Ser 2012, 5.000%, 12–1–25	1,500	1,779
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,390
5.000%, 12–1–27	1,500	1,781

		19,636

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3, 5.875%, 12–1–39	945	1,052

Maryland – 1.0%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,750	1,947
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D, 1.136%, 5–15–38 (A)	5,360	5,357
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A, 6.000%, 7–1–40	1,500	1,600

		8,904

Massachusetts – 1.3%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 6.375%, 7–1–30	2,220	2,501
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010, 5.625%, 10–15–40	1,000	1,156
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A, 5.750%, 7–1–39	1,615	1,806
The Cmnwlth of MA, GO Rfdg Bonds (SIFMA Index Bonds), Ser 2013A, 0.770%, 2–1–17 (A)	6,000	6,001

		11,464

Michigan – 2.3%
Board of Trustees of Grand Vly State Univ, Gen Rev Bonds, Ser 2009, 5.750%, 12–1–34	1,000	1,022
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI, 5.000%, 12–1–35	2,500	2,941
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I, 5.000%, 4–15–34	2,500	3,083

MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009, 5.750%, 11–15–39	4,250	4,884
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V, 8.000%, 9–1–29	3,950	4,578
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W, 6.000%, 8–1–39	2,000	2,321
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I:
6.000%, 10–15–38	1,195	1,341
6.000%, 10–15–38	805	897

		21,067

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006, 5.250%, 5–15–36	2,000	2,036
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A, 6.750%, 11–15–32	1,000	1,143
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D, 5.000%, 1–1–20	2,000	2,266

		5,445

Missouri – 2.1%
Belton, MO, Cert of Part, Ser 2008, 5.125%, 3–1–25	1,000	1,059
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009, 5.625%, 5–15–39	2,250	2,531
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A, 5.750%, 6–1–39	1,000	1,125
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,921
5.000%, 12–1–30	1,200	1,481
5.000%, 12–1–31	1,000	1,227
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A, 5.000%, 12–1–36	5,650	6,838
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009, 6.750%, 6–15–35	2,500	2,508

		18,690

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010, 5.625%, 1–1–40	1,000	1,115

Nevada – 0.6%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,621
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	2,015

		5,636

New Hampshire – 0.6%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,635	1,857
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	1,000	1,159
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA), 7.000%, 4–1–38	1,985	2,366

		5,382

New Jersey – 3.5%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	2,987
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC - Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	3,306
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	2,545	2,825
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,191
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,535
5.500%, 12–1–21	1,145	1,329
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,699
NJ Tpk Auth, Tpk Rev Bonds, Ser 2000D, 0.753%, 1–1–30 (A)	6,625	6,037
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (B)	8,000	2,776
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	4,011
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR), 5.500%, 12–15–22	1,000	1,199
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	2,999

		31,894

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC), 5.250%, 7–1–30	950	972

New York – 9.1%
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt), 5.000%, 2–15–38	4,250	5,221
Metro Trans Auth, Trans Rev Bonds, Ser 2014C, 5.000%, 11–15–36	1,125	1,387
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2, 0.990%, 11–15–39 (C)	6,000	5,968
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1, 5.000%, 11–15–41	1,605	1,984
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1, 5.000%, 11–15–35	2,500	3,090
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015, 5.000%, 11–15–34	5,000	6,214
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B, 0.780%, 7–1–29 (A)	8,100	7,503
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC), 1.133%, 12–1–23 (A)	4,350	4,143
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC), 0.683%, 5–1–34 (A)	8,000	7,170
NYC GO Bonds, Ser 2014D-1, 5.000%, 8–1–30	2,000	2,475

NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K, 4.950%, 11–1–39	2,000	2,116
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	2,219
0.000%, 3–1–26 (B)	2,685	2,150
0.000%, 3–1–27 (B)	2,500	1,936
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH, 5.000%, 6–15–37	8,500	10,527
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I, 5.000%, 5–1–29	2,600	3,219
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC), 5.750%, 11–1–30	4,490	4,905
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE, 5.000%, 12–15–31	8,500	10,605

		82,832

North Carolina – 0.4%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,150
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,605
5.750%, 1–1–39	1,000	1,106

		3,861

Ohio – 1.4%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,197
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,230
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	5,249
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	1,135
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,146
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC), 6.200%, 9–1–33	350	363

		12,320

Oklahoma – 0.1%
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,079

Oregon – 0.8%
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three, 5.000%, 7–1–33	5,000	6,221
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,150

		7,371

Pennsylvania – 6.0%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,191
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,299
6.000%, 6–1–36	2,750	3,147
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,992
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	2,500	2,829

PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (B)	4,000	5,432
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,250	2,531
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12–1–28	4,430	5,204
5.750%, 12–1–28	4,070	4,924
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011, 7.250%, 12–15–31	2,600	2,965
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,713
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM), 5.250%, 12–15–24	10,750	11,846
Sch Dist of Philadelphia, GO Bonds, Ser 2015A:
5.000%, 9–1–34	1,615	1,811
5.000%, 9–1–35	1,000	1,118

		55,002

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 5.000%, 7–1–28	1,000	1,039

Rhode Island – 0.5%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,820
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	2,125	2,248

		4,068

South Carolina – 1.1%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	4,849
SC Pub Svc Auth, Tax-Exempt Rfdg and Impvt Rev Oblig, Ser 2015A, 5.000%, 12–1–31	4,300	5,302

		10,151

Tennessee – 1.1%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,519
5.750%, 7–1–20	1,330	1,560
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A, 5.500%, 7–1–36	3,000	3,000
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A, 6.500%, 7–1–38	2,500	2,927

		10,006

Texas – 10.7%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC), 5.500%, 8–15–27	2,000	2,143
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	3,250	3,742
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B, 6.125%, 4–1–45	1,000	1,155
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A, 9.250%, 3–1–24	2,500	3,029
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A, 4.250%, 12–1–34	2,000	2,084
Dallas Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008, 6.375%, 2–15–34	2,500	2,735

Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A, 6.000%, 8–15–38	2,500	2,786
Harris Cnty Hlth Fac Dev Corp., Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B, 7.000%, 12–1–27	2,500	2,877
Harris Cnty Hlth Fac Dev Corp., Thermal Util Rev Bonds (Teco Proj), Ser 2008, 5.000%, 11–15–26	2,500	2,738
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 5.750%, 2–15–28	1,000	1,042
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C, 1.010%, 5–15–34 (A)	3,500	3,499
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
6.250%, 5–15–28	2,480	2,741
6.250%, 5–15–28	20	22
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 5.625%, 12–1–17	3,805	3,938
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D, 0.000%, 1–1–30 (B)	24,000	16,259
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A, 6.500%, 8–15–39	1,000	1,132
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	3,000	3,082
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015A, 5.250%, 11–15–35	500	550
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008, 5.750%, 2–1–26	1,500	1,622
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–16	2,000	2,040
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	2,000	2,366
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,769
7.000%, 6–30–40	5,000	6,028
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	2,500	2,976
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011, 6.750%, 5–1–26	3,740	4,385
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8–15–26 (B)	23,160	18,766
0.000%, 8–15–26 (B)	1,340	1,135

		97,641

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A, 6.750%, 10–1–37	1,000	1,123

Virginia – 0.5%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C, 7.500%, 7–1–29	2,500	2,858
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B, 6.000%, 7–1–27	1,605	1,817

		4,675

Washington – 1.9%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B, 5.000%, 3–1–35	1,700	2,058
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009, 7.000%, 7–1–39	1,000	1,187
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.125%, 3–1–29	2,500	2,912
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C, 5.500%, 8–15–36	2,910	3,055
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B, 7.125%, 7–1–16	8,200	8,202

		17,414

Wisconsin – 1.0%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A, 5.750%, 5–1–33	1,000	1,134
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A, 5.625%, 4–15–39	1,500	1,705
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016, 5.000%, 12–1–41	3,250	3,999
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009, 6.625%, 2–15–39	2,000	2,308

		9,146

Wyoming – 0.1%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–28	1,000	1,067

TOTAL MUNICIPAL BONDS – 85.7%		$780,037
(Cost: $678,420)

SHORT-TERM SECURITIES
Commercial Paper (D) – 1.9%
Becton Dickinson & Co., 0.730%, 7–12–16	3,000	2,999
BorgWarner, Inc., 0.670%, 7–12–16	6,000	5,999
Kroger Co. (The), 0.570%, 7–1–16	3,246	3,246
Virginia Electric and Power Co., 0.650%, 7–19–16	5,000	4,998

		17,242

Master Note – 0.3%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (C)	2,461	2,461

Municipal Obligations – 11.2%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by U.S. Bank N.A.), 0.360%, 7–1–16 (C)	6,700	6,700
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.), 0.340%, 7–1–16 (C)	2,100	2,100
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.450%, 7–7–16 (C)	5,960	5,960
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (C)	4,000	4,000

Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (C)	3,600	3,600
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.), 0.420%, 7–7–16 (C)	255	255
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.), 0.430%, 7–7–16 (C)	1,325	1,325
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.), 0.400%, 7–7–16 (C)	2,500	2,500
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.410%, 7–7–16 (C)	2,500	2,500
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.), 0.360%, 7–1–16 (C)	5,500	5,500
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.400%, 7–7–16 (C)	1,500	1,500
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt), (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (C)	3,800	3,800
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.), 0.390%, 7–1–16 (C)	15,000	15,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.), 0.420%, 7–7–16 (C)	6,300	6,300
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A (GTD by Bank of America N.A.), 0.420%, 7–7–16 (C)	3,000	3,000
NYC GO Bonds, Fiscal 2008 Ser L-4 (GTD by U.S. Bank N.A.), 0.390%, 7–1–16 (C)	2,000	2,000
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.400%, 7–1–16 (C)	1,545	1,545
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.), 0.390%, 7–7–16 (C)	3,549	3,549
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL, 0.400%, 7–7–16 (C)	20,400	20,400
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011G (GTD by Bank of Nova Scotia), 0.420%, 7–7–16 (C)	4,000	4,000

Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.), 0.390%, 7–1–16 (C)	7,050	7,050

		102,584

TOTAL SHORT-TERM SECURITIES – 13.4%		$122,287
(Cost: $122,287)

TOTAL INVESTMENT SECURITIES – 99.1%		$902,324
(Cost: $800,707)

CASH AND OTHER ASSETS, NET OF LIABILITIES (E) – 0.9%		7,989

NET ASSETS – 100.0%		$910,313

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(B)	Zero coupon bond.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(D)	Rate shown is the yield to maturity at June 30, 2016.

(E)	Cash of $441 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-30-16	107	$(18,441)	$(187)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$780,037	$—
Short-Term Securities	—	122,287	—
Total	$—	$902,324	$—
Liabilities
Futures Contracts	$187	$—	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$800,707

Gross unrealized appreciation	101,947
Gross unrealized depreciation	(330)

Net unrealized appreciation	$101,617

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	JUNE 30, 2016 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.5%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A, 7.000%, 9–1–32	$1,000	$1,099
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D, 6.500%, 10–1–53	2,970	3,722
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A, 5.000%, 9–1–46	6,000	8,386

		13,207

Alaska – 0.8%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	6,955	6,885

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A, 6.625%, 9–1–35	5,000	5,226

Arizona – 2.6%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 0.981%, 1–1–37 (A)	10,000	9,305
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	8,000	8,321
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,592
6.250%, 12–1–46	1,500	1,671
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011, 7.875%, 3–1–42	2,000	2,367

		23,256

California – 8.1%
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A, 5.000%, 7–1–46	1,670	1,820
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.750%, 10–1–39	4,000	5,001
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12–1–56	2,500	2,903
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009 (Insured by FHA), 6.625%, 8–1–29	2,225	2,629
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	2,995	3,385
6.350%, 7–1–46	1,705	1,942
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009, 7.000%, 11–15–29	1,500	1,761
CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016, 5.000%, 5–15–40	1,500	1,835

Cert of Part, Oro Grande Elem Sch Dist, Ser 2010, 6.125%, 9–15–40	5,000	5,875
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds, 5.750%, 6–1–47	5,000	5,114
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1, 5.125%, 6–1–47	7,000	7,007
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A, 5.000%, 6–1–35	6,265	7,707
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,243
6.750%, 11–1–39	900	1,011
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	2,500	3,025
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,026
8.000%, 8–1–38	1,400	1,437
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	4,000	5,025
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012, 6.000%, 9–1–42	1,000	1,166
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	5,500	5,500
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1, 5.125%, 6–1–46	4,000	4,000

		71,412

Colorado – 6.6%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006, 5.250%, 10–1–40	2,000	2,016
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008, 6.000%, 10–1–40	4,750	5,013
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B, 8.000%, 12–1–38	1,125	1,294
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A, 7.400%, 12–1–38	2,700	3,133
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008, 7.000%, 11–15–38	4,000	4,593
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010, 6.125%, 5–1–40	5,975	6,640
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty - Clermont Park Proj), Ser 2006A, 5.750%, 1–1–37	3,000	3,030
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012, 7.000%, 6–1–42 (B)	3,665	2,946
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012, 5.250%, 1–1–37	1,000	1,056
Green Gables Metro Dist No. 1, Ltd. Tax GO Bonds, Ser 2016A, 5.300%, 12–1–46	1,250	1,288

Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008, 6.200%, 12–1–37	4,000	4,308
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd. Tax GO Bonds, Ser 2007, 5.500%, 12–15–37	7,300	7,417
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008, 6.500%, 11–15–38	3,000	4,498
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010, 6.500%, 1–15–30	3,000	3,567
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007, 5.250%, 12–1–37	3,943	3,953
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007, 6.200%, 12–1–34	3,082	3,156

		57,908

Connecticut – 0.8%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A, 5.000%, 9–1–53	1,600	1,765
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A, 7.875%, 4–1–39	4,500	5,347

		7,112

Florida – 2.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,453
6.750%, 11–1–39	2,390	2,626
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 6–15–32	2,600	2,892
6.000%, 9–15–40	6,000	6,360
6.125%, 6–15–43	1,000	1,114
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A, 7.250%, 10–1–38	1,965	2,122
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012, 6.500%, 10–1–47	3,835	4,383

		21,950

Georgia – 1.5%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010, 6.125%, 9–1–40	2,000	2,317
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A, 7.250%, 1–1–46	6,000	6,271
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013, 7.250%, 1–1–49	4,000	4,756

		13,344

Guam – 0.4%
Govt of GU, GO Bonds, Ser 2009A, 7.000%, 11–15–39	2,700	3,253

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	491
9.000%, 11–15–44	2,000	2,453

		2,944

Illinois – 9.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A, 5.700%, 5–1–36	2,500	2,537
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013, 6.125%, 12–1–43	3,000	2,913
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010, 6.500%, 10–15–40	4,500	4,523
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A, 8.000%, 12–1–28	850	897
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012, 5.750%, 5–15–46	2,500	2,739
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012, 6.500%, 12–1–32	4,660	4,936
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	5,000	5,865
8.000%, 5–15–46	8,000	9,362
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A, 7.250%, 11–1–38	2,565	2,958
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C, 6.625%, 11–1–39	3,000	3,497
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009, 7.000%, 8–15–44	5,000	5,952
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009, 7.875%, 3–1–32	3,500	3,624
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010, 7.500%, 3–1–32	2,000	2,066
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd. Incr Sales Tax Proj), Ser 2007, 5.350%, 3–1–31	370	299
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008, 7.000%, 12–1–22	3,455	3,871
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009, 8.000%, 1–15–22	490	523
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012, 5.250%, 3–1–23	2,560	2,687
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006, 5.850%, 12–1–36	2,675	2,628
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A, 5.625%, 12–1–41	4,000	4,395
Vlg of Bridgeview, Cook Cnty, IL, GO Rfdg Bonds, Ser 2014A, 5.500%, 12–1–43	5,000	5,181
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010, 0.000%, 12–1–29 (C)	7,385	5,137
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011, 8.000%, 10–1–36	2,375	2,644

		79,234

Indiana – 2.9%
City of Carmel, IN, Rev Bonds, Ser 2012A, 7.125%, 11–15–47	6,250	7,161
Hammond, IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008, 6.000%, 1–15–17	545	549
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A, 5.000%, 6–1–39	6,335	6,773
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010, 6.000%, 7–15–27	2,000	2,223
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012, 6.000%, 8–1–39	1,000	1,041

Westfield Redev Dist, Tax Incr Rev Bonds of 2009, 6.500%, 2–1–30	2,000	2,269
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A, 7.000%, 2–1–30	3,685	3,970
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010, 6.750%, 1–15–32	1,585	1,766

		25,752

Iowa – 0.8%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A, 6.750%, 11–15–37	4,500	4,879
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B, 5.000%, 6–1–36	2,425	2,551

		7,430

Kansas – 1.9%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009, 7.000%, 9–1–38	3,000	3,166
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A, 6.750%, 9–1–30	2,920	3,042
Kansas City, Wyandotte Cnty, KS, Unif Govt Spl Oblig Rev Sales Tax Bonds (Vacation Vlg Proj), Ser 2015A, 5.750%, 9–1–32	3,000	3,133
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A, 7.625%, 8–1–37	3,500	3,809
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A, 6.000%, 11–15–38	2,500	2,514
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (B)	68	26
5.000%, 12–1–28 (B)	95	36
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006, 6.200%, 9–1–26	1,000	1,120

		16,846

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,417
6.500%, 3–1–45	2,500	2,927

		9,344

Louisiana – 2.4%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C, 7.000%, 1–1–33	1,000	1,148
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A, 5.625%, 6–1–45	3,000	3,185
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B, 10.500%, 7–1–39 (B)	11,000	6,363
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj - Phase IIA), Ser 2014A, 8.375%, 7–1–39 (B)	6,000	3,473
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015, 7.750%, 7–1–39 (B)	3,000	1,737
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A, 6.500%, 1–1–40	4,600	5,162

		21,068

Maryland – 0.4%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B, 5.750%, 6–1–35	1,250	1,391
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010, 5.750%, 9–1–25	2,000	1,974

		3,365

Massachusetts – 1.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010, 7.000%, 7–1–42	4,000	4,606
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC), 1.087%, 1–1–31 (A)	11,500	10,135

		14,741

Michigan – 3.1%
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015, 5.250%, 11–15–35	2,340	2,510
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,033
7.450%, 10–1–41	1,000	1,038
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	2,065
6.500%, 12–1–40	3,000	3,146
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A, 8.500%, 10–1–45 (B)	9,815	5,889
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A, 6.875%, 6–1–42	7,600	7,856
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	885	912
7.000%, 11–15–38	2,400	2,462

		26,911

Missouri – 6.3%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A, 7.750%, 5–1–28	2,075	2,194
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B, 8.000%, 5–1–28	2,045	2,168
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A, 6.250%, 10–1–17	1,700	1,619
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A, 5.250%, 6–1–39	5,000	5,221
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	552
6.125%, 12–1–36	675	545
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.400%, 10–1–26	760	747
5.500%, 10–1–31	1,500	1,446
5.550%, 10–1–36	400	378
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A, 6.500%, 10–1–30	1,500	1,675
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006, 5.000%, 11–1–23	2,375	2,375

Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
0.000%, 4–1–55 (C)	3,302	492
5.750%, 4–1–55	2,391	2,395
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B, 7.000%, 9–1–35	2,910	3,070
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A, 6.000%, 6–1–20	720	786
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007, 4.500%, 11–1–27	3,500	3,684
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B, 9.000%, 11–1–31	3,000	3,235
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	1,500	773
0.000%, 7–15–37 (C)	2,500	1,249
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007, 5.750%, 4–1–27 (B)	1,250	381
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007, 5.750%, 3–1–27	1,305	1,347
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A, 5.950%, 11–1–29	2,525	2,543
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006, 5.750%, 12–1–28 (B)	1,000	240
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	3,550	3,559
6.500%, 1–1–35	3,000	3,007
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007, 5.750%, 3–1–29	1,185	733
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007, 6.850%, 4–1–29	2,845	2,931
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002, 7.000%, 8–15–32	6,000	6,012

		55,357

Nebraska – 1.3%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	9,235
5.000%, 9–1–42	2,000	2,270

		11,505

Nevada – 1.4%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A, 5.125%, 12–15–45	2,515	2,634
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	5,000	6,034
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–38	3,000	3,525

		12,193

New Jersey – 1.8%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999, 5.125%, 9–15–23	2,000	2,268
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	2,500	2,979
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A:
5.000%, 6–1–29	1,300	1,312
5.000%, 6–1–41	9,730	9,578

		16,137

New Mexico – 0.3%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A, 5.500%, 7–1–42	2,000	2,264

New York – 4.2%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2, 6.500%, 1–1–32	1,125	1,146
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4, 6.700%, 1–1–49	3,750	3,783
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5, 6.700%, 1–1–49	726	733
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B, 5.500%, 7–1–20	1,401	1,412
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C, 2.000%, 1–1–49	2,595	324
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds, 5.125%, 6–1–46	3,000	2,979
NY Liberty Dev Corp., Rev Bonds (3 World Trade Center Proj), Ser 2014, 5.000%, 11–15–44	15,000	17,424
NY Trans Dev Corp., Spl Fac Bonds (Laguardia Arpt Terminal B Redev Proj), Ser 2016A, 5.250%, 1–1–50	2,500	2,936
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012, 6.500%, 1–1–46	6,015	6,224

		36,961

Ohio – 0.6%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	3,500	4,188
Summit Cnty Port Auth, OH (Cleveland - Flats East Dev Proj), Ser 2010B, 6.875%, 5–15–40	1,215	1,380

		5,568

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,004
6.000%, 11–15–38	4,550	4,556

		6,560

Oregon – 1.2%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008, 8.250%, 1–1–38	4,000	4,748
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A, 5.500%, 7–1–30	5,000	5,921

		10,669

Pennsylvania – 3.2%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	3,000	3,573
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012, 5.250%, 1–1–41	3,000	3,228
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A, 6.125%, 8–15–40	6,540	6,625
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A, 5.000%, 7–1–43	5,000	5,203
PA Econ Dev Fin Auth, Exempt Fac Rev Rfdg Bonds (PPL Enrg Supply LLC Proj), Ser 2009A, 6.400%, 12–1–38	4,000	4,318
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E, 0.000%, 12–1–38 (A)(C)	3,000	3,810
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	458
7.350%, 7–1–22 (B)	3,400	842

		28,057

Puerto Rico – 2.7%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7–1–35 (B)	5,000	3,344
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28 (B)	2,000	1,315
5.500%, 7–1–39 (B)	3,750	2,439
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien), 5.750%, 7–1–37	1,000	697
PR Elec Power Auth, Power Rev Bonds, Ser 2013A, 7.000%, 7–1–43	13,000	8,631
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A, 6.375%, 8–1–39	5,000	2,399
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A:
5.375%, 8–1–39	5,000	2,333
5.500%, 8–1–42	1,000	469
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Ser 2011C, 5.250%, 8–1–40	3,000	2,103

		23,730

Rhode Island – 0.6%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B, 5.000%, 6–1–50	5,000	5,407

South Carolina – 0.7%
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A, 6.500%, 4–1–42	5,000	6,039

Tennessee – 0.1%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A, 5.000%, 7–1–40	1,000	1,226

Texas – 15.4%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A, 4.625%, 8–15–46	1,250	1,277
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A, 5.375%, 8–15–36	4,585	4,711
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010, 6.200%, 7–1–45	1,750	2,015
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A, 9.500%, 3–1–33	3,500	4,241
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	1,021
0.000%, 1–1–40 (C)	1,500	667
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016, 5.000%, 1–1–46	2,000	2,389
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A, 5.000%, 11–1–45	5,500	6,155
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B, 5.000%, 11–1–44	5,000	5,888
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A, 5.500%, 4–1–53	10,000	11,739
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A, 9.000%, 9–1–38	2,865	3,169
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009, 7.000%, 8–15–28	4,500	4,923
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A, 5.500%, 2–15–27	1,500	1,545
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008, 6.000%, 2–15–38	1,600	1,668
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A, 6.375%, 8–15–44	2,000	2,340
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009, 9.000%, 8–15–38	5,145	5,766
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A, 6.625%, 7–1–36	6,000	6,082
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011, 6.875%, 12–1–24	2,000	2,078
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A, 5.000%, 1–1–39	2,000	2,440
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,013
6.500%, 8–15–39	1,800	2,038
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B, 8.000%, 7–1–38	5,000	4,376
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	425	490
7.750%, 6–1–39	1,200	1,441
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007, 5.750%, 11–15–37	6,000	6,163

Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	642
8.250%, 11–15–44	7,000	5,996
Tarrant Cnty, TX, Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty Proj), Ser 2015B-1, 4.500%, 11–15–21	4,000	4,052
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012, 5.000%, 12–15–32	1,000	1,138
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009, 6.875%, 12–31–39	9,750	11,532
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,846
7.000%, 6–30–40	6,000	7,234
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A, 6.200%, 2–15–40	5,400	6,429
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A, 7.125%, 2–15–40	3,000	3,674
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A, 5.000%, 8–15–41	6,445	7,562

		135,740

Utah – 0.3%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A, 5.500%, 6–1–37	2,000	2,186

Virginia – 3.9%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,911	3,923
2.000%, 10–1–48	1,265	58
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A, 8.000%, 7–1–38	4,795	5,538
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007:
0.000%, 9–1–41 (C)	821	115
5.625%, 9–1–41	2,779	2,273
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015, 0.000%, 9–1–45 (C)	859	569
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. - Sussex Apt Proj), Ser 1996, 8.000%, 9–1–26	1,940	1,941
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012, 5.000%, 7–1–34	4,590	5,097
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	2,000	2,404
5.500%, 1–1–42	11,000	12,809

		34,727

Washington – 0.7%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008, 6.625%, 12–1–21	1,640	1,764
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008, 7.375%, 3–1–38	4,100	4,802

		6,566

Wisconsin – 1.1%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B, 5.000%, 7–1–42	4,500	4,865
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,134
6.125%, 6–1–39	1,000	1,131
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A, 5.500%, 6–15–45	2,000	2,080

		9,210

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,263

TOTAL MUNICIPAL BONDS – 96.0%		$845,553
(Cost: $798,934)

SHORT-TERM SECURITIES
Master Note – 0.1%
Toyota Motor Credit Corp., 0.590%, 7–6–16 (D)	532	532

Municipal Obligations – 2.5%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.), 0.390%, 7–7–16 (D)	6,400	6,400
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.), 0.450%, 7–7–16 (D)	6,600	6,600
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.), 0.420%, 7–7–16 (D)	2,400	2,400
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.400%, 7–1–16 (D)	2,000	2,000
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj), Ser 2011I (GTD by Bank of Nova Scotia), 0.420%, 7–7–16 (D)	5,000	5,000

		22,400

TOTAL SHORT-TERM SECURITIES – 2.6%		$22,932
(Cost: $22,932)

TOTAL INVESTMENT SECURITIES – 98.6%		$868,485
(Cost: $821,866)

CASH AND OTHER ASSETS, NET OF LIABILITIES (E) – 1.4%		12,212

NET ASSETS – 100.0%		$880,697

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016. Date shown represents the date that the variable rate resets.

(E)	Cash of $635 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2016 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. Treasury Long Bond	Short	9-30-16	154	$(26,541)	$(269)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2016.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$845,553	$—
Short-Term Securities	—	22,932	—
Total	$—	$868,485	$—
Liabilities
Futures Contracts	$269	$—	$—

During the period ended June 30, 2016, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2016 and the related unrealized appreciation (depreciation) were as follows:

Cost	$821,866

Gross unrealized appreciation	85,400
Gross unrealized depreciation	(38,781)

Net unrealized appreciation	$46,619

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By	/s/ Wendy J. Hills
Wendy J. Hills, Vice President and Secretary

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 26, 2016

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2016